Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000022375 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series I
Trading Symbol	JADKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Trust (Series I/JADKX) returned 1.48% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Collateralized Mortgage Obligations (CMOs) | The largest contributor to performance was the portfolio's position in CMOs, which benefited from a recovery in demand after underperforming in 2023.
Banking sector | Holdings in this sector also contributed to total returns, benefiting from the overall outperformance of corporate bonds, as well as ongoing spread compression relative to other subsectors within the credit market.
TOP PERFORMANCE DETRACTORS
Treasuries | Holdings in U.S. Treasuries, particularly in longer maturities, detracted from performance as longer-term interest rates rose during 2024.
Longer term corporate bonds | Longer duration corporate bonds also detracted as the impact of spread tightening and overall yields were not able to offset the increase in long-term interest rates.
The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series I/JADKX)	1.48%	(0.26)%	1.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 795,921,719
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 4,514,404
Investment Company Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$795,921,719
Total number of portfolio holdings	993
Total advisory fees paid (net)	$4,514,404
Portfolio turnover rate	233%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	27.4%
U.S. Government	23.6%
Corporate bonds	21.3%
Collateralized mortgage obligations – U.S. Government Agency	15.0%
Asset-backed securities	7.7%
Collateralized mortgage obligations – Commercial and residential	1.2%
Foreign government obligations	1.0%
Municipal bonds	0.3%
Short-term investments	2.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022376 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series II
Trading Symbol	JAAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Trust (Series II/JAAEX) returned 1.22% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Collateralized Mortgage Obligations (CMOs) | The largest contributor to performance was the portfolio's position in CMOs, which benefited from a recovery in demand after underperforming in 2023.
Banking sector | Holdings in this sector also contributed to total returns, benefiting from the overall outperformance of corporate bonds, as well as ongoing spread compression relative to other subsectors within the credit market.
TOP PERFORMANCE DETRACTORS
Treasuries | Holdings in U.S. Treasuries, particularly in longer maturities, detracted from performance as longer-term interest rates rose during 2024.
Longer term corporate bonds | Longer duration corporate bonds also detracted as the impact of spread tightening and overall yields were not able to offset the increase in long-term interest rates.
The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series II/JAAEX)	1.22%	(0.46)%	1.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 795,921,719
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 4,514,404
Investment Company Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$795,921,719
Total number of portfolio holdings	993
Total advisory fees paid (net)	$4,514,404
Portfolio turnover rate	233%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	27.4%
U.S. Government	23.6%
Corporate bonds	21.3%
Collateralized mortgage obligations – U.S. Government Agency	15.0%
Asset-backed securities	7.7%
Collateralized mortgage obligations – Commercial and residential	1.2%
Foreign government obligations	1.0%
Municipal bonds	0.3%
Short-term investments	2.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022374 [Member]
Shareholder Report [Line Items]
Fund Name	Core Bond Trust
Class Name	Series NAV
Trading Symbol	JVCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$62	0.62%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Core Bond Trust (Series NAV/JVCNX) returned 1.54% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Collateralized Mortgage Obligations (CMOs) | The largest contributor to performance was the portfolio's position in CMOs, which benefited from a recovery in demand after underperforming in 2023.
Banking sector | Holdings in this sector also contributed to total returns, benefiting from the overall outperformance of corporate bonds, as well as ongoing spread compression relative to other subsectors within the credit market.
TOP PERFORMANCE DETRACTORS
Treasuries | Holdings in U.S. Treasuries, particularly in longer maturities, detracted from performance as longer-term interest rates rose during 2024.
Longer term corporate bonds | Longer duration corporate bonds also detracted as the impact of spread tightening and overall yields were not able to offset the increase in long-term interest rates.
The views expressed in this report are exclusively those of the portfolio management team at Allspring Global Investments, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Core Bond Trust (Series NAV/JVCNX)	1.54%	(0.19)%	1.30%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 795,921,719
Holdings Count | Holding	993
Advisory Fees Paid, Amount	$ 4,514,404
Investment Company Portfolio Turnover	233.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$795,921,719
Total number of portfolio holdings	993
Total advisory fees paid (net)	$4,514,404
Portfolio turnover rate	233%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	27.4%
U.S. Government	23.6%
Corporate bonds	21.3%
Collateralized mortgage obligations – U.S. Government Agency	15.0%
Asset-backed securities	7.7%
Collateralized mortgage obligations – Commercial and residential	1.2%
Foreign government obligations	1.0%
Municipal bonds	0.3%
Short-term investments	2.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022411 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series I
Trading Symbol	JEFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Trust (Series I/JEFGX) returned 10.47% for the year ended December 31, 2024. Global markets ended the year on a positive note, boosted by the performance of U.S. stocks over the past 12 months. Investor excitement about opportunities in the artificial intelligence space outweighed concerns about slowing growth in China and an increasingly uncertain macroeconomic environment.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in Sumitomo Mitsui Financial Group, Inc.
Communication services | Favorable performance in this sector was led by Alphabet, Inc.
Information technology | Apple, Inc. and Oracle Corp. were top contributors in this sector.
TOP PERFORMANCE DETRACTORS
Utilities and energy | Utilities and energy were the only sectors in the fund that generated negative returns on an absolute basis.
Specific holdings | The largest absolute detractor was a position held in Samsung Electronics Company, Ltd. in the information technology sector.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series I/JEFGX)	10.47%	7.88%	5.85%
MSCI World Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 294,147,993
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,404,870
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$294,147,993
Total number of portfolio holdings	59
Total advisory fees paid (net)	$2,404,870
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.1%
ConocoPhillips	2.5%
CRH PLC (London Stock Exchange)	2.5%
Samsung Electronics Company, Ltd.	2.3%
McKesson Corp.	2.2%
T-Mobile US, Inc.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.1%

Sector Composition
Information technology	18.0%
Industrials	14.5%
Financials	14.1%
Consumer discretionary	11.4%
Consumer staples	10.9%
Communication services	9.6%
Health care	7.5%
Energy	5.7%
Materials	4.3%
Real estate	0.9%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.1%
ConocoPhillips	2.5%
CRH PLC (London Stock Exchange)	2.5%
Samsung Electronics Company, Ltd.	2.3%
McKesson Corp.	2.2%
T-Mobile US, Inc.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.1%

C000022412 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series II
Trading Symbol	JAJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Trust (Series II/JAJFX) returned 10.28% for the year ended December 31, 2024. Global markets ended the year on a positive note, boosted by the performance of U.S. stocks over the past 12 months. Investor excitement about opportunities in the artificial intelligence space outweighed concerns about slowing growth in China and an increasingly uncertain macroeconomic environment.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in Sumitomo Mitsui Financial Group, Inc.
Communication services | Favorable performance in this sector was led by Alphabet, Inc.
Information technology | Apple, Inc. and Oracle Corp. were top contributors in this sector.
TOP PERFORMANCE DETRACTORS
Utilities and energy | Utilities and energy were the only sectors in the fund that generated negative returns on an absolute basis.
Specific holdings | The largest absolute detractor was a position held in Samsung Electronics Company, Ltd. in the information technology sector.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series II/JAJFX)	10.28%	7.66%	5.64%
MSCI World Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 294,147,993
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,404,870
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$294,147,993
Total number of portfolio holdings	59
Total advisory fees paid (net)	$2,404,870
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.1%
ConocoPhillips	2.5%
CRH PLC (London Stock Exchange)	2.5%
Samsung Electronics Company, Ltd.	2.3%
McKesson Corp.	2.2%
T-Mobile US, Inc.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.1%

Sector Composition
Information technology	18.0%
Industrials	14.5%
Financials	14.1%
Consumer discretionary	11.4%
Consumer staples	10.9%
Communication services	9.6%
Health care	7.5%
Energy	5.7%
Materials	4.3%
Real estate	0.9%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.1%
ConocoPhillips	2.5%
CRH PLC (London Stock Exchange)	2.5%
Samsung Electronics Company, Ltd.	2.3%
McKesson Corp.	2.2%
T-Mobile US, Inc.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.1%

C000022410 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series NAV
Trading Symbol	JAJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Trust (Series NAV/JAJGX) returned 10.53% for the year ended December 31, 2024. Global markets ended the year on a positive note, boosted by the performance of U.S. stocks over the past 12 months. Investor excitement about opportunities in the artificial intelligence space outweighed concerns about slowing growth in China and an increasingly uncertain macroeconomic environment.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in Sumitomo Mitsui Financial Group, Inc.
Communication services | Favorable performance in this sector was led by Alphabet, Inc.
Information technology | Apple, Inc. and Oracle Corp. were top contributors in this sector.
TOP PERFORMANCE DETRACTORS
Utilities and energy | Utilities and energy were the only sectors in the fund that generated negative returns on an absolute basis.
Specific holdings | The largest absolute detractor was a position held in Samsung Electronics Company, Ltd. in the information technology sector.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Trust (Series NAV/JAJGX)	10.53%	7.94%	5.90%
MSCI World Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 294,147,993
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,404,870
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$294,147,993
Total number of portfolio holdings	59
Total advisory fees paid (net)	$2,404,870
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.1%
ConocoPhillips	2.5%
CRH PLC (London Stock Exchange)	2.5%
Samsung Electronics Company, Ltd.	2.3%
McKesson Corp.	2.2%
T-Mobile US, Inc.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.1%

Sector Composition
Information technology	18.0%
Industrials	14.5%
Financials	14.1%
Consumer discretionary	11.4%
Consumer staples	10.9%
Communication services	9.6%
Health care	7.5%
Energy	5.7%
Materials	4.3%
Real estate	0.9%
Short-term investments and other	3.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.1%
ConocoPhillips	2.5%
CRH PLC (London Stock Exchange)	2.5%
Samsung Electronics Company, Ltd.	2.3%
McKesson Corp.	2.2%
T-Mobile US, Inc.	2.2%
Sumitomo Mitsui Trust Group, Inc.	2.1%

C000022599 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series I
Trading Symbol	JELMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series I/JELMX) returned 8.16% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although international large-cap allocation contributed positively to absolute performance, it contributed the least.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series I/JELMX)	8.16%	2.58%	4.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,056,346,479
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 974,588
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,346,479
Total number of portfolio holdings	28
Total advisory fees paid (net)	$974,588
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	37.4%
Large blend	17.9%
U.S. large cap	11.2%
Emerging-market equity	2.8%
U.S. mid cap	2.8%
U.S. small cap	1.8%
International equity	0.9%
Fixed income	59.6%
Intermediate bond	59.6%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022600 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series II/JAIWX) returned 7.82% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although international large-cap allocation contributed positively to absolute performance, it contributed the least.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series II/JAIWX)	7.82%	2.36%	3.83%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,056,346,479
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 974,588
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,346,479
Total number of portfolio holdings	28
Total advisory fees paid (net)	$974,588
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	37.4%
Large blend	17.9%
U.S. large cap	11.2%
Emerging-market equity	2.8%
U.S. mid cap	2.8%
U.S. small cap	1.8%
International equity	0.9%
Fixed income	59.6%
Intermediate bond	59.6%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022598 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series NAV/JAIVX) returned 8.09% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although international large-cap allocation contributed positively to absolute performance, it contributed the least.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	8.09%	2.60%	4.08%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,056,346,479
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 974,588
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,056,346,479
Total number of portfolio holdings	28
Total advisory fees paid (net)	$974,588
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	37.4%
Large blend	17.9%
U.S. large cap	11.2%
Emerging-market equity	2.8%
U.S. mid cap	2.8%
U.S. small cap	1.8%
International equity	0.9%
Fixed income	59.6%
Intermediate bond	59.6%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022625 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series I
Trading Symbol	JAETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Trust (Series I/JAETX) returned 25.14% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Axon Enterprise, Inc. and Spotify Technology SA | Positions in Axon Enterprise, Inc. and Spotify Technology SA contributed the most to the fund’s absolute performance.
Industrials and communication services | The industrials and communication services sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Dexcom, Inc. and Super Micro Computer, Inc. | Positions in DexCom, Inc. and Super Micro Computer, Inc. were the top detractors from the fund’s absolute performance.
Health care and Real Estate | The health care and real estate sectors detracted from the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series I/JAETX)	25.14%	10.70%	11.36%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 654,734,170
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 5,134,685
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$654,734,170
Total number of portfolio holdings	69
Total advisory fees paid (net)	$5,134,685
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	4.3%
AppLovin Corp., Class A	3.7%
Spotify Technology SA	3.5%
Live Nation Entertainment, Inc.	3.1%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Tradeweb Markets, Inc., Class A	2.9%
Marvell Technology, Inc.	2.9%
Natera, Inc.	2.8%
On Holding AG, Class A	2.7%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.5%
Communication services	15.4%
Consumer discretionary	14.0%
Health care	12.0%
Financials	10.4%
Industrials	10.2%
Consumer staples	5.1%
Energy	4.1%
Real estate	2.5%
Utilities	1.0%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc., Class A	4.3%
AppLovin Corp., Class A	3.7%
Spotify Technology SA	3.5%
Live Nation Entertainment, Inc.	3.1%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Tradeweb Markets, Inc., Class A	2.9%
Marvell Technology, Inc.	2.9%
Natera, Inc.	2.8%
On Holding AG, Class A	2.7%
DraftKings, Inc., Class A	2.5%

C000022626 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series II
Trading Symbol	JAEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Trust (Series II/JAEUX) returned 24.74% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Axon Enterprise, Inc. and Spotify Technology SA | Positions in Axon Enterprise, Inc. and Spotify Technology SA contributed the most to the fund’s absolute performance.
Industrials and communication services | The industrials and communication services sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Dexcom, Inc. and Super Micro Computer, Inc. | Positions in DexCom, Inc. and Super Micro Computer, Inc. were the top detractors from the fund’s absolute performance.
Health care and Real Estate | The health care and real estate sectors detracted from the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series II/JAEUX)	24.74%	10.47%	11.13%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 654,734,170
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 5,134,685
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$654,734,170
Total number of portfolio holdings	69
Total advisory fees paid (net)	$5,134,685
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	4.3%
AppLovin Corp., Class A	3.7%
Spotify Technology SA	3.5%
Live Nation Entertainment, Inc.	3.1%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Tradeweb Markets, Inc., Class A	2.9%
Marvell Technology, Inc.	2.9%
Natera, Inc.	2.8%
On Holding AG, Class A	2.7%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.5%
Communication services	15.4%
Consumer discretionary	14.0%
Health care	12.0%
Financials	10.4%
Industrials	10.2%
Consumer staples	5.1%
Energy	4.1%
Real estate	2.5%
Utilities	1.0%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc., Class A	4.3%
AppLovin Corp., Class A	3.7%
Spotify Technology SA	3.5%
Live Nation Entertainment, Inc.	3.1%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Tradeweb Markets, Inc., Class A	2.9%
Marvell Technology, Inc.	2.9%
Natera, Inc.	2.8%
On Holding AG, Class A	2.7%
DraftKings, Inc., Class A	2.5%

C000022624 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series NAV
Trading Symbol	JAEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Growth Trust (Series NAV/JAEVX) returned 25.14% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Axon Enterprise, Inc. and Spotify Technology SA | Positions in Axon Enterprise, Inc. and Spotify Technology SA contributed the most to the fund’s absolute performance.
Industrials and communication services | The industrials and communication services sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Dexcom, Inc. and Super Micro Computer, Inc. | Positions in DexCom, Inc. and Super Micro Computer, Inc. were the top detractors from the fund’s absolute performance.
Health care and Real Estate | The health care and real estate sectors detracted from the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Trust (Series NAV/JAEVX)	25.14%	10.76%	11.41%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 654,734,170
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 5,134,685
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$654,734,170
Total number of portfolio holdings	69
Total advisory fees paid (net)	$5,134,685
Portfolio turnover rate	152%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Palantir Technologies, Inc., Class A	4.3%
AppLovin Corp., Class A	3.7%
Spotify Technology SA	3.5%
Live Nation Entertainment, Inc.	3.1%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Tradeweb Markets, Inc., Class A	2.9%
Marvell Technology, Inc.	2.9%
Natera, Inc.	2.8%
On Holding AG, Class A	2.7%
DraftKings, Inc., Class A	2.5%

Sector Composition
Information technology	24.5%
Communication services	15.4%
Consumer discretionary	14.0%
Health care	12.0%
Financials	10.4%
Industrials	10.2%
Consumer staples	5.1%
Energy	4.1%
Real estate	2.5%
Utilities	1.0%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Palantir Technologies, Inc., Class A	4.3%
AppLovin Corp., Class A	3.7%
Spotify Technology SA	3.5%
Live Nation Entertainment, Inc.	3.1%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Tradeweb Markets, Inc., Class A	2.9%
Marvell Technology, Inc.	2.9%
Natera, Inc.	2.8%
On Holding AG, Class A	2.7%
DraftKings, Inc., Class A	2.5%

C000022637 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series I
Trading Symbol	JEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Value Trust (Series I/JEMUX) returned 16.24% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector contributed in absolute terms driven by Corning Inc.
Energy | The energy sector contributed in absolute terms driven by TechnipFMC PLC.
Financials | The financials sector contributed to fund performance driven by Fifth Third Bancorp.
TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance driven by Dentsply Sirona, Inc.
Consumer Staples | The consumer staples sector posted negative absolute returns for the period driven by Dollar General Corp. which detracted from the fund's absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series I/JEMUX)	16.24%	12.43%	9.84%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 627,769,119
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 5,228,285
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$627,769,119
Total number of portfolio holdings	124
Total advisory fees paid (net)	$5,228,285
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	3.0%
Kenvue, Inc.	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.7%
PG&E Corp.	1.4%
Expand Energy Corp.	1.4%
Southwest Airlines Company	1.4%
Fortinet, Inc.	1.3%
FirstEnergy Corp.	1.3%
Saia, Inc.	1.3%

Sector Composition
Financials	18.0%
Industrials	16.9%
Information technology	13.0%
Health care	10.1%
Consumer discretionary	7.9%
Real estate	7.9%
Energy	6.6%
Materials	5.9%
Utilities	5.8%
Consumer staples	4.7%
Communication services	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	3.0%
Kenvue, Inc.	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.7%
PG&E Corp.	1.4%
Expand Energy Corp.	1.4%
Southwest Airlines Company	1.4%
Fortinet, Inc.	1.3%
FirstEnergy Corp.	1.3%
Saia, Inc.	1.3%

C000022638 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series II
Trading Symbol	JAGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$121	1.12%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Value Trust (Series II/JAGYX) returned 16.14% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector contributed in absolute terms driven by Corning Inc.
Energy | The energy sector contributed in absolute terms driven by TechnipFMC PLC.
Financials | The financials sector contributed to fund performance driven by Fifth Third Bancorp.
TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance driven by Dentsply Sirona, Inc.
Consumer Staples | The consumer staples sector posted negative absolute returns for the period driven by Dollar General Corp. which detracted from the fund's absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series II/JAGYX)	16.14%	12.22%	9.62%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 627,769,119
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 5,228,285
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$627,769,119
Total number of portfolio holdings	124
Total advisory fees paid (net)	$5,228,285
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	3.0%
Kenvue, Inc.	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.7%
PG&E Corp.	1.4%
Expand Energy Corp.	1.4%
Southwest Airlines Company	1.4%
Fortinet, Inc.	1.3%
FirstEnergy Corp.	1.3%
Saia, Inc.	1.3%

Sector Composition
Financials	18.0%
Industrials	16.9%
Information technology	13.0%
Health care	10.1%
Consumer discretionary	7.9%
Real estate	7.9%
Energy	6.6%
Materials	5.9%
Utilities	5.8%
Consumer staples	4.7%
Communication services	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	3.0%
Kenvue, Inc.	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.7%
PG&E Corp.	1.4%
Expand Energy Corp.	1.4%
Southwest Airlines Company	1.4%
Fortinet, Inc.	1.3%
FirstEnergy Corp.	1.3%
Saia, Inc.	1.3%

C000022636 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series NAV
Trading Symbol	JAGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Value Trust (Series NAV/JAGWX) returned 16.37% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector contributed in absolute terms driven by Corning Inc.
Energy | The energy sector contributed in absolute terms driven by TechnipFMC PLC.
Financials | The financials sector contributed to fund performance driven by Fifth Third Bancorp.
TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance driven by Dentsply Sirona, Inc.
Consumer Staples | The consumer staples sector posted negative absolute returns for the period driven by Dollar General Corp. which detracted from the fund's absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Value Trust (Series NAV/JAGWX)	16.37%	12.50%	9.89%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 627,769,119
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 5,228,285
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$627,769,119
Total number of portfolio holdings	124
Total advisory fees paid (net)	$5,228,285
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	3.0%
Kenvue, Inc.	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.7%
PG&E Corp.	1.4%
Expand Energy Corp.	1.4%
Southwest Airlines Company	1.4%
Fortinet, Inc.	1.3%
FirstEnergy Corp.	1.3%
Saia, Inc.	1.3%

Sector Composition
Financials	18.0%
Industrials	16.9%
Information technology	13.0%
Health care	10.1%
Consumer discretionary	7.9%
Real estate	7.9%
Energy	6.6%
Materials	5.9%
Utilities	5.8%
Consumer staples	4.7%
Communication services	1.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Corning, Inc.	3.0%
Kenvue, Inc.	1.9%
Zimmer Biomet Holdings, Inc.	1.8%
Corpay, Inc.	1.7%
PG&E Corp.	1.4%
Expand Energy Corp.	1.4%
Southwest Airlines Company	1.4%
Fortinet, Inc.	1.3%
FirstEnergy Corp.	1.3%
Saia, Inc.	1.3%

C000117969 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series I
Trading Symbol	JIEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Equity Index Trust (Series I/JIEQX) returned 4.91% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November Presidential elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The sectors that contributed to absolute performance were financials, information technology and industrials.
Country | Taiwan, China and Japan were the top countries that contributed by posting positive absolute returns.
Holdings | The holdings that contributed the most were Taiwan Semiconductor Manufacturing Company, Ltd., SAP SE, and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Sectors | The sectors that detracted from absolute performance were materials, consumer staples and real estate.
Country | South Korea, Brazil and France were the countries that detracted by posting negative absolute performance.
Holdings | The holdings that detracted by posting absolute negative returns were Nestle SA, Samsung Electronics Company, Ltd. and BHP Group, Ltd.
The views expressed in this report are exclusively those of the portfolio management team at SSGA Funds Management, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series I/JIEQX)	4.91%	3.83%	4.64%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 899,300,635
Holdings Count | Holding	2,044
Advisory Fees Paid, Amount	$ 2,286,983
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$899,300,635
Total number of portfolio holdings	2,044
Total advisory fees paid (net)	$2,286,983
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1%
Tencent Holdings, Ltd.	1.4%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.1%
SAP SE	1.0%
Nestle SA	0.8%
AstraZeneca PLC	0.8%
Toyota Motor Corp.	0.8%
Roche Holding AG	0.8%
Shell PLC	0.8%

Sector Composition
Financials	23.3%
Industrials	14.0%
Information technology	13.5%
Consumer discretionary	11.2%
Health care	8.8%
Consumer staples	7.1%
Materials	6.3%
Communication services	5.8%
Energy	5.0%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	0.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1%
Tencent Holdings, Ltd.	1.4%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.1%
SAP SE	1.0%
Nestle SA	0.8%
AstraZeneca PLC	0.8%
Toyota Motor Corp.	0.8%
Roche Holding AG	0.8%
Shell PLC	0.8%

C000022419 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series I
Trading Symbol	JAEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series I/JAEJX) declined 0.32% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Strategic sector positions | Within this strategy, the security-selection focused credit themes of Short Cycle Credit added to performance. Stranded Credit was the second largest contributor as the convertible positions benefitted from a strong equity market.
Relative value | The fund's Global Credit Absolute Return theme aided performance.
Activist Government | Our Activist Government theme had a positive impact on performance despite nominal rates moving higher across most developed market countries.
TOP PERFORMANCE DETRACTORS
Tactical Strategies | This strategy was the largest detractor over the period, driven primarily from credit and FX hedging.
Emerging Markets (EM) | EM exposures and our long position in U.S. rates were headwinds to performance over the annual period. Exposure to EM local debt detracted from performance, driven by the U.S. dollar’s resilience.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series I/JAEJX)	(0.32)%	1.35%	1.90%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.40%	0.48%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 138,524,511
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 812,842
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$138,524,511
Total number of portfolio holdings	1,014
Total advisory fees paid (net)	$812,842
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	33.4%
U.S. Government Agency	24.8%
Corporate bonds	11.3%
U.S. Government	10.0%
Convertible bonds	4.2%
Asset-backed securities	2.6%
Term loans	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Collateralized mortgage obligations – Commercial and residential	1.2%
Preferred securities	0.9%
Municipal bonds	0.1%
Short-term investments	8.2%

Country Composition
United States	59.5%
Brazil	4.4%
New Zealand	3.9%
Colombia	3.4%
Mexico	3.4%
Norway	3.3%
Australia	2.4%
United Kingdom	1.9%
Canada	1.7%
Cayman Islands	1.5%
Other countries	14.6%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022420 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series II
Trading Symbol	JAEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$102	1.02%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series II/JAEHX) declined 0.41% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Strategic sector positions | Within this strategy, the security-selection focused credit themes of Short Cycle Credit added to performance. Stranded Credit was the second largest contributor as the convertible positions benefitted from a strong equity market.
Relative value | The fund's Global Credit Absolute Return theme aided performance.
Activist Government | Our Activist Government theme had a positive impact on performance despite nominal rates moving higher across most developed market countries.
TOP PERFORMANCE DETRACTORS
Tactical Strategies | This strategy was the largest detractor over the period, driven primarily from credit and FX hedging.
Emerging Markets (EM) | EM exposures and our long position in U.S. rates were headwinds to performance over the annual period. Exposure to EM local debt detracted from performance, driven by the U.S. dollar’s resilience.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series II/JAEHX)	(0.41)%	1.17%	1.70%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.40%	0.48%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 138,524,511
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 812,842
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$138,524,511
Total number of portfolio holdings	1,014
Total advisory fees paid (net)	$812,842
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	33.4%
U.S. Government Agency	24.8%
Corporate bonds	11.3%
U.S. Government	10.0%
Convertible bonds	4.2%
Asset-backed securities	2.6%
Term loans	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Collateralized mortgage obligations – Commercial and residential	1.2%
Preferred securities	0.9%
Municipal bonds	0.1%
Short-term investments	8.2%

Country Composition
United States	59.5%
Brazil	4.4%
New Zealand	3.9%
Colombia	3.4%
Mexico	3.4%
Norway	3.3%
Australia	2.4%
United Kingdom	1.9%
Canada	1.7%
Cayman Islands	1.5%
Other countries	14.6%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022418 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Trust
Class Name	Series NAV
Trading Symbol	JAEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$77	0.77%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Opportunistic Fixed Income Trust (Series NAV/JAEKX) declined 0.27% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Strategic sector positions | Within this strategy, the security-selection focused credit themes of Short Cycle Credit added to performance. Stranded Credit was the second largest contributor as the convertible positions benefitted from a strong equity market.
Relative value | The fund's Global Credit Absolute Return theme aided performance.
Activist Government | Our Activist Government theme had a positive impact on performance despite nominal rates moving higher across most developed market countries.
TOP PERFORMANCE DETRACTORS
Tactical Strategies | This strategy was the largest detractor over the period, driven primarily from credit and FX hedging.
Emerging Markets (EM) | EM exposures and our long position in U.S. rates were headwinds to performance over the annual period. Exposure to EM local debt detracted from performance, driven by the U.S. dollar’s resilience.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	(0.27)%	1.40%	1.94%
Bloomberg Global Aggregate Bond (USD Hedged) Index	3.40%	0.48%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 138,524,511
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 812,842
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$138,524,511
Total number of portfolio holdings	1,014
Total advisory fees paid (net)	$812,842
Portfolio turnover rate	101%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	33.4%
U.S. Government Agency	24.8%
Corporate bonds	11.3%
U.S. Government	10.0%
Convertible bonds	4.2%
Asset-backed securities	2.6%
Term loans	1.7%
Collateralized mortgage obligations – U.S. Government Agency	1.6%
Collateralized mortgage obligations – Commercial and residential	1.2%
Preferred securities	0.9%
Municipal bonds	0.1%
Short-term investments	8.2%

Country Composition
United States	59.5%
Brazil	4.4%
New Zealand	3.9%
Colombia	3.4%
Mexico	3.4%
Norway	3.3%
Australia	2.4%
United Kingdom	1.9%
Canada	1.7%
Cayman Islands	1.5%
Other countries	14.6%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000117965 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series I
Trading Symbol	JTBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Bond Market Trust (Series I/JTBMX) returned 0.99% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | Agency mortgage-backed securities and U.S. Treasuries contributed to performance, as interest income more than offset the lower mark to market value of the U.S. Treasury exposure.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series I/JTBMX)	0.99%	(0.63)%	1.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 999,850,678
Holdings Count | Holding	1,003
Advisory Fees Paid, Amount	$ 1,959,477
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$999,850,678
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$1,959,477
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.1%
U.S. Government Agency	25.9%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000117966 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series II
Trading Symbol	JAGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Bond Market Trust (Series II/JAGVX) returned 0.80% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | Agency mortgage-backed securities and U.S. Treasuries contributed to performance, as interest income more than offset the lower mark to market value of the U.S. Treasury exposure.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series II/JAGVX)	0.80%	(0.82)%	0.84%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 999,850,678
Holdings Count | Holding	1,003
Advisory Fees Paid, Amount	$ 1,959,477
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$999,850,678
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$1,959,477
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.1%
U.S. Government Agency	25.9%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022342 [Member]
Shareholder Report [Line Items]
Fund Name	Total Bond Market Trust
Class Name	Series NAV
Trading Symbol	JAGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Bond Market Trust (Series NAV/JAGUX) returned 1.14% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | Agency mortgage-backed securities and U.S. Treasuries contributed to performance, as interest income more than offset the lower mark to market value of the U.S. Treasury exposure.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, no asset categories detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Bond Market Trust (Series NAV/JAGUX)	1.14%	(0.56)%	1.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 999,850,678
Holdings Count | Holding	1,003
Advisory Fees Paid, Amount	$ 1,959,477
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$999,850,678
Total number of portfolio holdings	1,003
Total advisory fees paid (net)	$1,959,477
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	45.1%
U.S. Government Agency	25.9%
Corporate bonds	24.8%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset-backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.1%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022355 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series I
Trading Symbol	JADZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$92	0.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Trust (Series I/JADZX) returned 35.65% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | The information technology sector was the leading contributor to absolute performance in the portfolio during the period. Notable contributors included NVIDIA Corp and Apple Inc.
Communication Services | The communication services sector also boosted absolute performance driven by Meta Platforms, Inc. and Alphabet, Inc.
Consumer Discretionary | The consumer discretionary sector contributed by posting positive absolute returns for the period driven by Amazon.com Inc.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from absolute performance driven by Schlumberger, Ltd.
Consumer Staples | The consumer staples sector detracted by posting negative absolute returns for the period driven by Dollar General Corp.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series I/JADZX)	35.65%	14.54%	14.82%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,077,176,426
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 13,764,623
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,077,176,426
Total number of portfolio holdings	82
Total advisory fees paid (net)	$13,764,623
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.2%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class C	6.3%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Company	3.0%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.4%

Sector Composition
Information technology	43.1%
Consumer discretionary	17.3%
Communication services	16.0%
Financials	10.7%
Health care	8.4%
Industrials	1.7%
Consumer staples	0.8%
Materials	0.7%
Utilities	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.2%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class C	6.3%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Company	3.0%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.4%

C000022356 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series II
Trading Symbol	JADYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$115	0.98%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Trust (Series II/JADYX) returned 35.36% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | The information technology sector was the leading contributor to absolute performance in the portfolio during the period. Notable contributors included NVIDIA Corp and Apple Inc.
Communication Services | The communication services sector also boosted absolute performance driven by Meta Platforms, Inc. and Alphabet, Inc.
Consumer Discretionary | The consumer discretionary sector contributed by posting positive absolute returns for the period driven by Amazon.com Inc.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from absolute performance driven by Schlumberger, Ltd.
Consumer Staples | The consumer staples sector detracted by posting negative absolute returns for the period driven by Dollar General Corp.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series II/JADYX)	35.36%	14.31%	14.58%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,077,176,426
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 13,764,623
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,077,176,426
Total number of portfolio holdings	82
Total advisory fees paid (net)	$13,764,623
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.2%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class C	6.3%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Company	3.0%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.4%

Sector Composition
Information technology	43.1%
Consumer discretionary	17.3%
Communication services	16.0%
Financials	10.7%
Health care	8.4%
Industrials	1.7%
Consumer staples	0.8%
Materials	0.7%
Utilities	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.2%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class C	6.3%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Company	3.0%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.4%

C000022351 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series I
Trading Symbol	JAHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series I/JAHLX)	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American International Trust (Series I/JAHLX) returned 2.79% for the year ended December 31, 2024. During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the third-quarter. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, consumer discretionary returns surpassed those of the overall portfolio contributing to fund performance.
Other positive performers | Financials and consumer staples were also positive, though below the portfolio’s return.
Region allocation | Geographically, holdings in companies listed in Canada and emerging markets were especially additive.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Investments in the energy, health care and materials sectors were notable detractors to overall results. Real estate, while having a smaller weighting, also detracted.
Region allocation | Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series I/JAHLX)	2.79%	0.85%	3.63%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 349,009,594
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$349,009,594
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	20.6%
Information technology	14.6%
Consumer discretionary	11.2%
Financials	11.1%
Health care	10.8%
Materials	10.5%
Communication services	6.8%
Energy	4.1%
Consumer staples	3.2%
Utilities	1.0%
Real estate	0.3%
Short-term investments and other	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022352 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series II
Trading Symbol	JAHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series II/JAHMX)	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American International Trust (Series II/JAHMX) returned 2.61% for the year ended December 31, 2024. During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the third-quarter. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, consumer discretionary returns surpassed those of the overall portfolio contributing to fund performance.
Other positive performers | Financials and consumer staples were also positive, though below the portfolio’s return.
Region allocation | Geographically, holdings in companies listed in Canada and emerging markets were especially additive.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Investments in the energy, health care and materials sectors were notable detractors to overall results. Real estate, while having a smaller weighting, also detracted.
Region allocation | Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series II/JAHMX)	2.61%	0.72%	3.49%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 349,009,594
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$349,009,594
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	20.6%
Information technology	14.6%
Consumer discretionary	11.2%
Financials	11.1%
Health care	10.8%
Materials	10.5%
Communication services	6.8%
Energy	4.1%
Consumer staples	3.2%
Utilities	1.0%
Real estate	0.3%
Short-term investments and other	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022353 [Member]
Shareholder Report [Line Items]
Fund Name	American International Trust
Class Name	Series III
Trading Symbol	JAHPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series III/JAHPX)	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American International Trust (Series III/JAHPX) returned 3.10% for the year ended December 31, 2024. During the fund's fiscal year, Europe’s gross domestic product increased modestly, and inflation rose at year end. The UK economy rebounded in early 2024 but growth slowed in the third-quarter. Japan saw modest growth after a first-quarter contraction. China faced stagnant consumption, a property crisis and rising debt. India saw strong growth but struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Most sectors added to the fund’s positive returns, particularly communication services, information technology and industrials. Likewise, consumer discretionary returns surpassed those of the overall portfolio contributing to fund performance.
Other positive performers | Financials and consumer staples were also positive, though below the portfolio’s return.
Region allocation | Geographically, holdings in companies listed in Canada and emerging markets were especially additive.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Investments in the energy, health care and materials sectors were notable detractors to overall results. Real estate, while having a smaller weighting, also detracted.
Region allocation | Likewise, the fund’s holdings in companies based in the other Europe (outside the eurozone), Pacific ex-Japan and UK regions posted negative overall returns.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American International Trust (Series III/JAHPX)	3.10%	1.19%	3.98%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 349,009,594
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$349,009,594
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – International Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Industrials	20.6%
Information technology	14.6%
Consumer discretionary	11.2%
Financials	11.1%
Health care	10.8%
Materials	10.5%
Communication services	6.8%
Energy	4.1%
Consumer staples	3.2%
Utilities	1.0%
Real estate	0.3%
Short-term investments and other	5.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022367 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Trust
Class Name	Series I
Trading Symbol	JAFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series I/JAFHX)	$91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Trust (Series I/JAFHX) returned 30.81% for the year ended December 31, 2024. Capital asset prices increased over the period, ending the year at near record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The U.S. Federal Reserve lowered the federal funds rate at each of its last three meetings of the year bringing the effective federal funds rate to 4.3% from 5.3% when the year began. Equity prices responded favorably to the interest rate cuts, especially interest rate sensitive sectors of the market.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The top performing sectors were information technology, communication services and consumer discretionary.
Holdings | The top individual contributors included NVIDIA Corp., Broadcom, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Netflix, Inc.
TOP PERFORMANCE DETRACTORS
Sectors | The real estate and industrials sectors were the only absolute detractors.
Holdings | Top individual detractors included Lululemon Athletica, Inc., MongoDB, Inc., The Boeing Company, Snowflake, Inc. and Adobe, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Trust (Series I/JAFHX)	30.81%	17.61%	16.14%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 685,787,464
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,522,445
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$685,787,464
Total number of portfolio holdings	54
Total advisory fees paid (net)	$4,522,445
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.7%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.5%
Netflix, Inc.	4.0%
Tesla, Inc.	3.2%
Mastercard, Inc., Class A	2.6%
Eli Lilly & Company	2.5%

Sector Composition
Information technology	38.6%
Consumer discretionary	19.4%
Communication services	17.0%
Health care	8.1%
Financials	6.9%
Industrials	5.5%
Consumer staples	3.8%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.7%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.5%
Netflix, Inc.	4.0%
Tesla, Inc.	3.2%
Mastercard, Inc., Class A	2.6%
Eli Lilly & Company	2.5%

C000022368 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Trust
Class Name	Series II
Trading Symbol	JAFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series II/JAFJX)	$114	0.99%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Trust (Series II/JAFJX) returned 30.54% for the year ended December 31, 2024. Capital asset prices increased over the period, ending the year at near record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The U.S. Federal Reserve lowered the federal funds rate at each of its last three meetings of the year bringing the effective federal funds rate to 4.3% from 5.3% when the year began. Equity prices responded favorably to the interest rate cuts, especially interest rate sensitive sectors of the market.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The top performing sectors were information technology, communication services and consumer discretionary.
Holdings | The top individual contributors included NVIDIA Corp., Broadcom, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Netflix, Inc.
TOP PERFORMANCE DETRACTORS
Sectors | The real estate and industrials sectors were the only absolute detractors.
Holdings | Top individual detractors included Lululemon Athletica, Inc., MongoDB, Inc., The Boeing Company, Snowflake, Inc. and Adobe, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Trust (Series II/JAFJX)	30.54%	17.36%	15.90%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 685,787,464
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,522,445
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$685,787,464
Total number of portfolio holdings	54
Total advisory fees paid (net)	$4,522,445
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.7%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.5%
Netflix, Inc.	4.0%
Tesla, Inc.	3.2%
Mastercard, Inc., Class A	2.6%
Eli Lilly & Company	2.5%

Sector Composition
Information technology	38.6%
Consumer discretionary	19.4%
Communication services	17.0%
Health care	8.1%
Financials	6.9%
Industrials	5.5%
Consumer staples	3.8%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.7%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.5%
Netflix, Inc.	4.0%
Tesla, Inc.	3.2%
Mastercard, Inc., Class A	2.6%
Eli Lilly & Company	2.5%

C000022366 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Trust
Class Name	Series NAV
Trading Symbol	JAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series NAV/JAFGX)	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Trust (Series NAV/JAFGX) returned 30.71% for the year ended December 31, 2024. Capital asset prices increased over the period, ending the year at near record levels, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The U.S. Federal Reserve lowered the federal funds rate at each of its last three meetings of the year bringing the effective federal funds rate to 4.3% from 5.3% when the year began. Equity prices responded favorably to the interest rate cuts, especially interest rate sensitive sectors of the market.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The top performing sectors were information technology, communication services and consumer discretionary.
Holdings | The top individual contributors included NVIDIA Corp., Broadcom, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Netflix, Inc.
TOP PERFORMANCE DETRACTORS
Sectors | The real estate and industrials sectors were the only absolute detractors.
Holdings | Top individual detractors included Lululemon Athletica, Inc., MongoDB, Inc., The Boeing Company, Snowflake, Inc. and Adobe, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Jennison Associates LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Trust (Series NAV/JAFGX)	30.71%	17.68%	16.20%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 685,787,464
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 4,522,445
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$685,787,464
Total number of portfolio holdings	54
Total advisory fees paid (net)	$4,522,445
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.7%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.5%
Netflix, Inc.	4.0%
Tesla, Inc.	3.2%
Mastercard, Inc., Class A	2.6%
Eli Lilly & Company	2.5%

Sector Composition
Information technology	38.6%
Consumer discretionary	19.4%
Communication services	17.0%
Health care	8.1%
Financials	6.9%
Industrials	5.5%
Consumer staples	3.8%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.3%
Amazon.com, Inc.	8.7%
Microsoft Corp.	7.1%
Apple, Inc.	5.9%
Broadcom, Inc.	5.6%
Meta Platforms, Inc., Class A	5.5%
Netflix, Inc.	4.0%
Tesla, Inc.	3.2%
Mastercard, Inc., Class A	2.6%
Eli Lilly & Company	2.5%

C000022403 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series I
Trading Symbol	JEFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Trust (Series I/JEFSX) returned 30.23% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Diversified banks | Emphasis in the diversified banks industry was a key contributor to absolute performance.
Other industries | Asset management and custody banks also contributed to absolute performance. Its holding in KKR & Company, Inc. was a leading individual stock performer.
Individual holdings | American Express Company, The Goldman Sachs Group, Inc. and M&T Bank Corp. were among the top performing holdings on an absolute basis.
TOP PERFORMANCE DETRACTORS
Industry detractors | Industrial REITs and other diversified financial services detracted from performance on an absolute basis.
Single-stock detractors | Adyen NV, TriCo Bancshares, and Flagstar Financial, Inc. were among the largest detractors to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series I/JEFSX)	30.23%	9.41%	9.00%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%
Lipper Financial Services Index	28.91%	12.27%	10.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,841,161
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 959,540
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$141,841,161
Total number of portfolio holdings	56
Total advisory fees paid (net)	$959,540
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.7%
Bank of America Corp.	3.4%
Wells Fargo & Company	3.3%
Citigroup, Inc.	3.2%
Discover Financial Services	3.1%
JPMorgan Chase & Co.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Nasdaq, Inc.	3.0%
American Express Company	3.0%
The Allstate Corp.	2.9%

Industry Composition
Banks	38.6%
Insurance	22.6%
Capital markets	19.0%
Financial services	10.5%
Consumer finance	6.1%
Specialized REITs	1.3%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	3.7%
Bank of America Corp.	3.4%
Wells Fargo & Company	3.3%
Citigroup, Inc.	3.2%
Discover Financial Services	3.1%
JPMorgan Chase & Co.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Nasdaq, Inc.	3.0%
American Express Company	3.0%
The Allstate Corp.	2.9%

C000022404 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series II
Trading Symbol	JEFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$130	1.13%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Trust (Series II/JEFCX) returned 29.99% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Diversified banks | Emphasis in the diversified banks industry was a key contributor to absolute performance.
Other industries | Asset management and custody banks also contributed to absolute performance. Its holding in KKR & Company, Inc. was a leading individual stock performer.
Individual holdings | American Express Company, The Goldman Sachs Group, Inc. and M&T Bank Corp. were among the top performing holdings on an absolute basis.
TOP PERFORMANCE DETRACTORS
Industry detractors | Industrial REITs and other diversified financial services detracted from performance on an absolute basis.
Single-stock detractors | Adyen NV, TriCo Bancshares, and Flagstar Financial, Inc. were among the largest detractors to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series II/JEFCX)	29.99%	9.18%	8.78%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%
Lipper Financial Services Index	28.91%	12.27%	10.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,841,161
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 959,540
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$141,841,161
Total number of portfolio holdings	56
Total advisory fees paid (net)	$959,540
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.7%
Bank of America Corp.	3.4%
Wells Fargo & Company	3.3%
Citigroup, Inc.	3.2%
Discover Financial Services	3.1%
JPMorgan Chase & Co.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Nasdaq, Inc.	3.0%
American Express Company	3.0%
The Allstate Corp.	2.9%

Industry Composition
Banks	38.6%
Insurance	22.6%
Capital markets	19.0%
Financial services	10.5%
Consumer finance	6.1%
Specialized REITs	1.3%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	3.7%
Bank of America Corp.	3.4%
Wells Fargo & Company	3.3%
Citigroup, Inc.	3.2%
Discover Financial Services	3.1%
JPMorgan Chase & Co.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Nasdaq, Inc.	3.0%
American Express Company	3.0%
The Allstate Corp.	2.9%

C000022402 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series NAV
Trading Symbol	JAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$101	0.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Financial Industries Trust (Series NAV/JAFNX) returned 30.36% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Diversified banks | Emphasis in the diversified banks industry was a key contributor to absolute performance.
Other industries | Asset management and custody banks also contributed to absolute performance. Its holding in KKR & Company, Inc. was a leading individual stock performer.
Individual holdings | American Express Company, The Goldman Sachs Group, Inc. and M&T Bank Corp. were among the top performing holdings on an absolute basis.
TOP PERFORMANCE DETRACTORS
Industry detractors | Industrial REITs and other diversified financial services detracted from performance on an absolute basis.
Single-stock detractors | Adyen NV, TriCo Bancshares, and Flagstar Financial, Inc. were among the largest detractors to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Trust (Series NAV/JAFNX)	30.36%	9.47%	9.05%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%
Lipper Financial Services Index	28.91%	12.27%	10.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,841,161
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 959,540
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$141,841,161
Total number of portfolio holdings	56
Total advisory fees paid (net)	$959,540
Portfolio turnover rate	67%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
M&T Bank Corp.	3.7%
Bank of America Corp.	3.4%
Wells Fargo & Company	3.3%
Citigroup, Inc.	3.2%
Discover Financial Services	3.1%
JPMorgan Chase & Co.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Nasdaq, Inc.	3.0%
American Express Company	3.0%
The Allstate Corp.	2.9%

Industry Composition
Banks	38.6%
Insurance	22.6%
Capital markets	19.0%
Financial services	10.5%
Consumer finance	6.1%
Specialized REITs	1.3%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
M&T Bank Corp.	3.7%
Bank of America Corp.	3.4%
Wells Fargo & Company	3.3%
Citigroup, Inc.	3.2%
Discover Financial Services	3.1%
JPMorgan Chase & Co.	3.1%
The Goldman Sachs Group, Inc.	3.0%
Nasdaq, Inc.	3.0%
American Express Company	3.0%
The Allstate Corp.	2.9%

C000022475 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series I
Trading Symbol	JAHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth-Income Trust (Series I/JAHQX) returned 23.71% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive.
Industrials | This sector, while underperforming the fund’s overall return, was a strong contributor to the fund’s performance.
Other strong performers | Financials and utilities companies also saw returns surpassing those of the overall fund.
TOP PERFORMANCE DETRACTORS
Weakest sector | Conversely, holdings in materials posted negative overall returns detracting from fund performance.
Weakest contributor | Holdings in real estate, while still positive, contributed less than the broader fund’s overall return.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series I/JAHQX)	23.71%	12.59%	11.80%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 962,509,784
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$962,509,784
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	23.7%
Industrials	13.9%
Health care	13.1%
Financials	11.2%
Consumer discretionary	10.4%
Communication services	10.2%
Energy	3.4%
Consumer staples	3.4%
Materials	3.1%
Real estate	2.2%
Utilities	2.0%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022476 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series II
Trading Symbol	JAHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth-Income Trust (Series II/JAHRX) returned 23.66% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive.
Industrials | This sector, while underperforming the fund’s overall return, was a strong contributor to the fund’s performance.
Other strong performers | Financials and utilities companies also saw returns surpassing those of the overall fund.
TOP PERFORMANCE DETRACTORS
Weakest sector | Conversely, holdings in materials posted negative overall returns detracting from fund performance.
Weakest contributor | Holdings in real estate, while still positive, contributed less than the broader fund’s overall return.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series II/JAHRX)	23.66%	12.50%	11.70%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 962,509,784
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$962,509,784
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	23.7%
Industrials	13.9%
Health care	13.1%
Financials	11.2%
Consumer discretionary	10.4%
Communication services	10.2%
Energy	3.4%
Consumer staples	3.4%
Materials	3.1%
Real estate	2.2%
Utilities	2.0%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022477 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series III
Trading Symbol	JAHUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth-Income Trust (Series III/JAHUX) returned 24.17% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive.
Industrials | This sector, while underperforming the fund’s overall return, was a strong contributor to the fund’s performance.
Other strong performers | Financials and utilities companies also saw returns surpassing those of the overall fund.
TOP PERFORMANCE DETRACTORS
Weakest sector | Conversely, holdings in materials posted negative overall returns detracting from fund performance.
Weakest contributor | Holdings in real estate, while still positive, contributed less than the broader fund’s overall return.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth-Income Trust (Series III/JAHUX)	24.17%	12.98%	12.19%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 962,509,784
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$962,509,784
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	23.7%
Industrials	13.9%
Health care	13.1%
Financials	11.2%
Consumer discretionary	10.4%
Communication services	10.2%
Energy	3.4%
Consumer staples	3.4%
Materials	3.1%
Real estate	2.2%
Utilities	2.0%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022594 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series I
Trading Symbol	JELBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series I/JELBX) returned 9.36% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although the international large-cap allocation contributed positively to absolute performance, it contributed the least.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series I/JELBX)	9.36%	3.05%	4.30%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,075,768,478
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,853,807
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,075,768,478
Total number of portfolio holdings	28
Total advisory fees paid (net)	$3,853,807
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	47.4%
Large blend	21.9%
U.S. large cap	12.9%
Emerging-market equity	3.9%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.1%
Fixed income	49.5%
Intermediate bond	49.5%
Unaffiliated investment companies	2.0%
Equity	2.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022595 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series II
Trading Symbol	JAJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series II/JAJRX) returned 9.13% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although the international large-cap allocation contributed positively to absolute performance, it contributed the least.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series II/JAJRX)	9.13%	2.85%	4.10%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,075,768,478
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,853,807
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,075,768,478
Total number of portfolio holdings	28
Total advisory fees paid (net)	$3,853,807
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	47.4%
Large blend	21.9%
U.S. large cap	12.9%
Emerging-market equity	3.9%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.1%
Fixed income	49.5%
Intermediate bond	49.5%
Unaffiliated investment companies	2.0%
Equity	2.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022593 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series NAV/JAIYX) returned 9.37% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | Although the international large-cap allocation contributed positively to absolute performance, it contributed the least.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	9.37%	3.09%	4.36%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,075,768,478
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,853,807
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,075,768,478
Total number of portfolio holdings	28
Total advisory fees paid (net)	$3,853,807
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.9%
Equity	47.4%
Large blend	21.9%
U.S. large cap	12.9%
Emerging-market equity	3.9%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.1%
Fixed income	49.5%
Intermediate bond	49.5%
Unaffiliated investment companies	2.0%
Equity	2.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022621 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series I
Trading Symbol	JECIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Index Trust (Series I/JECIX) returned 13.37% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Leading sectors | Allocations to financials, industrials and information technology garnered leading performance returns.
Super Micro Computer, Inc. | A holding in the information technology sector was the single leading position contributing to performance on an absolute basis.
TOP PERFORMANCE DETRACTORS
Materials | The materials sector was the only sector detracting from overall absolute performance.
Specific holdings | Five Below, Inc., Southwestern Energy Company, Flagstar Financial, Inc. and Cleveland-Cliffs, Inc. were positions in the fund detracting from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series I/JECIX)	13.37%	9.87%	9.20%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,244,045,129
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 4,503,270
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,244,045,129
Total number of portfolio holdings	403
Total advisory fees paid (net)	$4,503,270
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

Sector Composition
Industrials	20.8%
Financials	17.6%
Consumer discretionary	13.9%
Information technology	10.3%
Health care	9.1%
Real estate	6.7%
Materials	6.2%
Energy	4.5%
Consumer staples	4.4%
Utilities	2.5%
Communication services	1.4%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

C000022347 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series I
Trading Symbol	JAHJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$72	0.62%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth Trust (Series I/JAHJX) returned 31.09% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way.
Other strong performers | Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to the fund’s results.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the energy and consumer staples sectors weighed on the fund’s results given negative returns.
Other detractors | Holdings in real estate also slightly detracted from the fund's performance.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series I/JAHJX)	31.09%	18.39%	16.15%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,021,728,308
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,021,728,308
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	24.1%
Communication services	19.8%
Consumer discretionary	16.0%
Health care	11.7%
Industrials	10.6%
Financials	8.2%
Energy	2.8%
Consumer staples	2.2%
Materials	1.5%
Utilities	0.6%
Real estate	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022348 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series II
Trading Symbol	JAHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth Trust (Series II/JAHKX) returned 31.03% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way.
Other strong performers | Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to the fund’s results.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the energy and consumer staples sectors weighed on the fund’s results given negative returns.
Other detractors | Holdings in real estate also slightly detracted from the fund's performance.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series II/JAHKX)	31.03%	18.32%	16.07%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,021,728,308
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,021,728,308
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	24.1%
Communication services	19.8%
Consumer discretionary	16.0%
Health care	11.7%
Industrials	10.6%
Financials	8.2%
Energy	2.8%
Consumer staples	2.2%
Materials	1.5%
Utilities	0.6%
Real estate	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022349 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series III
Trading Symbol	JAHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$31	0.27%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Growth Trust (Series III/JAHGX) returned 31.60% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way.
Other strong performers | Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to the fund’s results.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the energy and consumer staples sectors weighed on the fund’s results given negative returns.
Other detractors | Holdings in real estate also slightly detracted from the fund's performance.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Growth Trust (Series III/JAHGX)	31.60%	18.80%	16.56%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,021,728,308
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,021,728,308
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	24.1%
Communication services	19.8%
Consumer discretionary	16.0%
Health care	11.7%
Industrials	10.6%
Financials	8.2%
Energy	2.8%
Consumer staples	2.2%
Materials	1.5%
Utilities	0.6%
Real estate	0.5%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000117967 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series I
Trading Symbol	JFIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
500 Index Trust (Series I/JFIVX) returned 24.60% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp. Other notable individual contributors included Apple, Inc. and Broadcom, Inc.
Other contributors | Financials, communication services and consumer discretionary also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no sectors that detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series I/JFIVX)	24.60%	14.18%	12.76%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,708,610,614
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 19,129,393
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$10,708,610,614
Total number of portfolio holdings	505
Total advisory fees paid (net)	$19,129,393
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	7.4%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Sector Composition
Information technology	31.5%
Financials	13.2%
Consumer discretionary	10.9%
Health care	9.8%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.4%
Energy	3.1%
Utilities	2.2%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.4%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

C000117968 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series II
Trading Symbol	JAGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
500 Index Trust (Series II/JAGKX) returned 24.36% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp. Other notable individual contributors included Apple, Inc. and Broadcom, Inc.
Other contributors | Financials, communication services and consumer discretionary also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no sectors that detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series II/JAGKX)	24.36%	13.94%	12.53%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,708,610,614
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 19,129,393
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$10,708,610,614
Total number of portfolio holdings	505
Total advisory fees paid (net)	$19,129,393
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	7.4%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Sector Composition
Information technology	31.5%
Financials	13.2%
Consumer discretionary	10.9%
Health care	9.8%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.4%
Energy	3.1%
Utilities	2.2%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.4%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

C000022362 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series NAV
Trading Symbol	JAGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
500 Index Trust (Series NAV/JAGMX) returned 24.67% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp. Other notable individual contributors included Apple, Inc. and Broadcom, Inc.
Other contributors | Financials, communication services and consumer discretionary also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no sectors that detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
500 Index Trust (Series NAV/JAGMX)	24.67%	14.23%	12.81%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,708,610,614
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 19,129,393
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$10,708,610,614
Total number of portfolio holdings	505
Total advisory fees paid (net)	$19,129,393
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	7.4%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Sector Composition
Information technology	31.5%
Financials	13.2%
Consumer discretionary	10.9%
Health care	9.8%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.4%
Energy	3.1%
Utilities	2.2%
Real estate	2.0%
Materials	1.8%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	7.4%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

C000117970 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series II
Trading Symbol	JAJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Equity Index Trust (Series II/JAJEX) returned 4.62% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November Presidential elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The sectors that contributed to absolute performance were financials, information technology and industrials.
Country | Taiwan, China and Japan were the top countries that contributed by posting positive absolute returns.
Holdings | The holdings that contributed the most were Taiwan Semiconductor Manufacturing Company, Ltd., SAP SE, and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Sectors | The sectors that detracted from absolute performance were materials, consumer staples and real estate.
Country | South Korea, Brazil and France were the countries that detracted by posting negative absolute performance.
Holdings | The holdings that detracted by posting absolute negative returns were Nestle SA, Samsung Electronics Company, Ltd. and BHP Group, Ltd.
The views expressed in this report are exclusively those of the portfolio management team at SSGA Funds Management, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series II/JAJEX)	4.62%	3.62%	4.43%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 899,300,635
Holdings Count | Holding	2,044
Advisory Fees Paid, Amount	$ 2,286,983
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$899,300,635
Total number of portfolio holdings	2,044
Total advisory fees paid (net)	$2,286,983
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1%
Tencent Holdings, Ltd.	1.4%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.1%
SAP SE	1.0%
Nestle SA	0.8%
AstraZeneca PLC	0.8%
Toyota Motor Corp.	0.8%
Roche Holding AG	0.8%
Shell PLC	0.8%

Sector Composition
Financials	23.3%
Industrials	14.0%
Information technology	13.5%
Consumer discretionary	11.2%
Health care	8.8%
Consumer staples	7.1%
Materials	6.3%
Communication services	5.8%
Energy	5.0%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	0.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1%
Tencent Holdings, Ltd.	1.4%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.1%
SAP SE	1.0%
Nestle SA	0.8%
AstraZeneca PLC	0.8%
Toyota Motor Corp.	0.8%
Roche Holding AG	0.8%
Shell PLC	0.8%

C000022668 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series NAV
Trading Symbol	JVANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Equity Index Trust (Series NAV/JVANX) returned 4.90% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November Presidential elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
Sectors | The sectors that contributed to absolute performance were financials, information technology and industrials.
Country | Taiwan, China and Japan were the top countries that contributed by posting positive absolute returns.
Holdings | The holdings that contributed the most were Taiwan Semiconductor Manufacturing Company, Ltd., SAP SE, and Tencent Holdings, Ltd.
TOP PERFORMANCE DETRACTORS
Sectors | The sectors that detracted from absolute performance were materials, consumer staples and real estate.
Country | South Korea, Brazil and France were the countries that detracted by posting negative absolute performance.
Holdings | The holdings that detracted by posting absolute negative returns were Nestle SA, Samsung Electronics Company, Ltd. and BHP Group, Ltd.
The views expressed in this report are exclusively those of the portfolio management team at SSGA Funds Management, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Equity Index Trust (Series NAV/JVANX)	4.90%	3.88%	4.69%
MSCI ACWI ex-USA Index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 899,300,635
Holdings Count | Holding	2,044
Advisory Fees Paid, Amount	$ 2,286,983
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$899,300,635
Total number of portfolio holdings	2,044
Total advisory fees paid (net)	$2,286,983
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1%
Tencent Holdings, Ltd.	1.4%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.1%
SAP SE	1.0%
Nestle SA	0.8%
AstraZeneca PLC	0.8%
Toyota Motor Corp.	0.8%
Roche Holding AG	0.8%
Shell PLC	0.8%

Sector Composition
Financials	23.3%
Industrials	14.0%
Information technology	13.5%
Consumer discretionary	11.2%
Health care	8.8%
Consumer staples	7.1%
Materials	6.3%
Communication services	5.8%
Energy	5.0%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	0.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	3.1%
Tencent Holdings, Ltd.	1.4%
ASML Holding NV	1.1%
Novo Nordisk A/S, Class B	1.1%
SAP SE	1.0%
Nestle SA	0.8%
AstraZeneca PLC	0.8%
Toyota Motor Corp.	0.8%
Roche Holding AG	0.8%
Shell PLC	0.8%

C000022704 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series I
Trading Symbol	JESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Index Trust (Series I/JESIX) returned 10.84% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector led by Super Micro Computer, Inc. and MicroStrategy, Inc.
Other contributors | Industrials and financials are additional sectors that contributed to overall absolute performance.
TOP PERFORMANCE DETRACTORS
Utilities | The utilities sector was the only sector detracting from overall absolute performance.
Specific holdings | Holdings in Equitrans Midstream Corp. and Livent Corp. were the largest detractors to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series I/JESIX)	10.84%	6.95%	7.42%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 541,317,580
Holdings Count | Holding	1,822
Advisory Fees Paid, Amount	$ 2,252,218
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$541,317,580
Total number of portfolio holdings	1,822
Total advisory fees paid (net)	$2,252,218
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding, Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Sector Composition
Financials	18.1%
Industrials	17.2%
Health care	15.9%
Information technology	13.4%
Consumer discretionary	9.5%
Real estate	5.9%
Energy	5.0%
Materials	4.2%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.6%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding, Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

C000022705 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series II
Trading Symbol	JAJOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Index Trust (Series II/JAJOX) returned 10.60% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector led by Super Micro Computer, Inc. and MicroStrategy, Inc.
Other contributors | Industrials and financials are additional sectors that contributed to overall absolute performance.
TOP PERFORMANCE DETRACTORS
Utilities | The utilities sector was the only sector detracting from overall absolute performance.
Specific holdings | Holdings in Equitrans Midstream Corp. and Livent Corp. were the largest detractors to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series II/JAJOX)	10.60%	6.72%	7.20%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 541,317,580
Holdings Count | Holding	1,822
Advisory Fees Paid, Amount	$ 2,252,218
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$541,317,580
Total number of portfolio holdings	1,822
Total advisory fees paid (net)	$2,252,218
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding, Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Sector Composition
Financials	18.1%
Industrials	17.2%
Health care	15.9%
Information technology	13.4%
Consumer discretionary	9.5%
Real estate	5.9%
Energy	5.0%
Materials	4.2%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.6%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding, Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

C000022703 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Index Trust (Series NAV/JAEWX) returned 10.87% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector led by Super Micro Computer, Inc. and MicroStrategy, Inc.
Other contributors | Industrials and financials are additional sectors that contributed to overall absolute performance.
TOP PERFORMANCE DETRACTORS
Utilities | The utilities sector was the only sector detracting from overall absolute performance.
Specific holdings | Holdings in Equitrans Midstream Corp. and Livent Corp. were the largest detractors to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Index Trust (Series NAV/JAEWX)	10.87%	6.99%	7.47%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 541,317,580
Holdings Count | Holding	1,822
Advisory Fees Paid, Amount	$ 2,252,218
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$541,317,580
Total number of portfolio holdings	1,822
Total advisory fees paid (net)	$2,252,218
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding, Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

Sector Composition
Financials	18.1%
Industrials	17.2%
Health care	15.9%
Information technology	13.4%
Consumer discretionary	9.5%
Real estate	5.9%
Energy	5.0%
Materials	4.2%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.6%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	0.5%
Sprouts Farmers Market, Inc.	0.5%
Insmed, Inc.	0.4%
Vaxcyte, Inc.	0.4%
Credo Technology Group Holding, Ltd.	0.3%
Applied Industrial Technologies, Inc.	0.3%
Rocket Lab USA, Inc.	0.3%
Mueller Industries, Inc.	0.3%
Fluor Corp.	0.3%
IonQ, Inc.	0.3%

C000022354 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series NAV
Trading Symbol	JAEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$86	0.73%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Trust (Series NAV/JAEDX) returned 35.73% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information Technology | The information technology sector was the leading contributor to absolute performance in the portfolio during the period. Notable contributors included NVIDIA Corp and Apple Inc.
Communication Services | The communication services sector also boosted absolute performance driven by Meta Platforms, Inc. and Alphabet, Inc.
Consumer Discretionary | The consumer discretionary sector contributed by posting positive absolute returns for the period driven by Amazon.com Inc.
TOP PERFORMANCE DETRACTORS
Energy | The energy sector detracted from absolute performance driven by Schlumberger, Ltd.
Consumer Staples | The consumer staples sector detracted by posting negative absolute returns for the period driven by Dollar General Corp.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Trust (Series NAV/JAEDX)	35.73%	14.60%	14.87%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,077,176,426
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 13,764,623
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,077,176,426
Total number of portfolio holdings	82
Total advisory fees paid (net)	$13,764,623
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.2%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class C	6.3%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Company	3.0%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.4%

Sector Composition
Information technology	43.1%
Consumer discretionary	17.3%
Communication services	16.0%
Financials	10.7%
Health care	8.4%
Industrials	1.7%
Consumer staples	0.8%
Materials	0.7%
Utilities	0.7%
Energy	0.2%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.2%
Amazon.com, Inc.	8.8%
Alphabet, Inc., Class C	6.3%
Meta Platforms, Inc., Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Company	3.0%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.4%

C000022685 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series I
Trading Symbol	JAJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Trust (Series I/JAJCX) returned 3.07% for the year ended December 31, 2024. In U.S. dollar terms, developed foreign markets had positive performance for the one-year period but trailed both U.S. and emerging markets. Despite challenges in the fourth quarter of 2024, global equity markets proved resilient. More than 70 countries held national elections this year. For many investors, the potential impact of these elections, particularly the U.S. presidential election, remained top of mind for much of the year. Globally, small caps underperformed large caps while the value and profitability premiums were mixed across regions. Along the market capitalization dimension, small caps underperformed large caps.
TOP PERFORMANCE CONTRIBUTORS
Porfolio allocation | The portfolio’s allocation to small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio’s allocation to Financials contributed to absolute performance.
Country | At the country level, the porfolio’s allocation to Canada, Japan and Italy contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocation to Materials detracted from absolute performance.
Country | At the country level, the portfolio’s allocation to Germany detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series I/JAJCX)	3.07%	3.35%	5.27%
MSCI World ex-USA Index	4.70%	5.10%	5.26%
MSCI World ex-USA Small Cap Index	2.76%	2.87%	5.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 95,430,100
Holdings Count | Holding	2,914
Advisory Fees Paid, Amount	$ 795,881
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,430,100
Total number of portfolio holdings	2,914
Total advisory fees paid (net)	$795,881
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.4%
Swiss Prime Site AG	0.4%
GEA Group AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.3%
BPER Banca SpA	0.3%
LEG Immobilien SE	0.3%
PSP Swiss Property AG	0.3%
Helvetia Holding AG	0.3%
Unipol Gruppo SpA	0.3%
Baloise Holding AG	0.3%

Sector Composition
Industrials	23.7%
Financials	15.1%
Consumer discretionary	12.3%
Materials	11.4%
Information technology	8.0%
Consumer staples	5.8%
Health care	5.4%
Energy	5.2%
Real estate	4.5%
Communication services	3.5%
Utilities	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAWAG Group AG	0.4%
Swiss Prime Site AG	0.4%
GEA Group AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.3%
BPER Banca SpA	0.3%
LEG Immobilien SE	0.3%
PSP Swiss Property AG	0.3%
Helvetia Holding AG	0.3%
Unipol Gruppo SpA	0.3%
Baloise Holding AG	0.3%

C000022686 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series II
Trading Symbol	JAADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Trust (Series II/JAADX) returned 2.82% for the year ended December 31, 2024. In U.S. dollar terms, developed foreign markets had positive performance for the one-year period but trailed both U.S. and emerging markets. Despite challenges in the fourth quarter of 2024, global equity markets proved resilient. More than 70 countries held national elections this year. For many investors, the potential impact of these elections, particularly the U.S. presidential election, remained top of mind for much of the year. Globally, small caps underperformed large caps while the value and profitability premiums were mixed across regions. Along the market capitalization dimension, small caps underperformed large caps.
TOP PERFORMANCE CONTRIBUTORS
Porfolio allocation | The portfolio’s allocation to small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio’s allocation to Financials contributed to absolute performance.
Country | At the country level, the porfolio’s allocation to Canada, Japan and Italy contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocation to Materials detracted from absolute performance.
Country | At the country level, the portfolio’s allocation to Germany detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series II/JAADX)	2.82%	3.15%	5.07%
MSCI World ex-USA Index	4.70%	5.10%	5.26%
MSCI World ex-USA Small Cap Index	2.76%	2.87%	5.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 95,430,100
Holdings Count | Holding	2,914
Advisory Fees Paid, Amount	$ 795,881
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,430,100
Total number of portfolio holdings	2,914
Total advisory fees paid (net)	$795,881
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.4%
Swiss Prime Site AG	0.4%
GEA Group AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.3%
BPER Banca SpA	0.3%
LEG Immobilien SE	0.3%
PSP Swiss Property AG	0.3%
Helvetia Holding AG	0.3%
Unipol Gruppo SpA	0.3%
Baloise Holding AG	0.3%

Sector Composition
Industrials	23.7%
Financials	15.1%
Consumer discretionary	12.3%
Materials	11.4%
Information technology	8.0%
Consumer staples	5.8%
Health care	5.4%
Energy	5.2%
Real estate	4.5%
Communication services	3.5%
Utilities	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAWAG Group AG	0.4%
Swiss Prime Site AG	0.4%
GEA Group AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.3%
BPER Banca SpA	0.3%
LEG Immobilien SE	0.3%
PSP Swiss Property AG	0.3%
Helvetia Holding AG	0.3%
Unipol Gruppo SpA	0.3%
Baloise Holding AG	0.3%

C000022684 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series NAV
Trading Symbol	JAJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Small Company Trust (Series NAV/JAJDX) returned 3.11% for the year ended December 31, 2024. In U.S. dollar terms, developed foreign markets had positive performance for the one-year period but trailed both U.S. and emerging markets. Despite challenges in the fourth quarter of 2024, global equity markets proved resilient. More than 70 countries held national elections this year. For many investors, the potential impact of these elections, particularly the U.S. presidential election, remained top of mind for much of the year. Globally, small caps underperformed large caps while the value and profitability premiums were mixed across regions. Along the market capitalization dimension, small caps underperformed large caps.
TOP PERFORMANCE CONTRIBUTORS
Porfolio allocation | The portfolio’s allocation to small cap stocks, excluding those with the lowest profitability and highest relative prices, contributed to absolute performance.
Sector | At the sector level, the portfolio’s allocation to Financials contributed to absolute performance.
Country | At the country level, the porfolio’s allocation to Canada, Japan and Italy contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
Sector | At the sector level, the portfolio’s allocation to Materials detracted from absolute performance.
Country | At the country level, the portfolio’s allocation to Germany detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Small Company Trust (Series NAV/JAJDX)	3.11%	3.40%	5.34%
MSCI World ex-USA Index	4.70%	5.10%	5.26%
MSCI World ex-USA Small Cap Index	2.76%	2.87%	5.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 95,430,100
Holdings Count | Holding	2,914
Advisory Fees Paid, Amount	$ 795,881
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$95,430,100
Total number of portfolio holdings	2,914
Total advisory fees paid (net)	$795,881
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.4%
Swiss Prime Site AG	0.4%
GEA Group AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.3%
BPER Banca SpA	0.3%
LEG Immobilien SE	0.3%
PSP Swiss Property AG	0.3%
Helvetia Holding AG	0.3%
Unipol Gruppo SpA	0.3%
Baloise Holding AG	0.3%

Sector Composition
Industrials	23.7%
Financials	15.1%
Consumer discretionary	12.3%
Materials	11.4%
Information technology	8.0%
Consumer staples	5.8%
Health care	5.4%
Energy	5.2%
Real estate	4.5%
Communication services	3.5%
Utilities	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAWAG Group AG	0.4%
Swiss Prime Site AG	0.4%
GEA Group AG	0.4%
Banca Monte dei Paschi di Siena SpA	0.3%
BPER Banca SpA	0.3%
LEG Immobilien SE	0.3%
PSP Swiss Property AG	0.3%
Helvetia Holding AG	0.3%
Unipol Gruppo SpA	0.3%
Baloise Holding AG	0.3%

C000022447 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series I
Trading Symbol	JAELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Trust (Series I/JAELX) returned 8.95% for the year ended December 31, 2024. U.S. high-yield bonds posted strong total returns over the reporting period, driven by elevated all-in yields and narrowing credit spreads, amid resilient economic growth and stable corporate earnings. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Exposure to high-yield industrials, in particular sectors like airlines and cruise lines, was the primary contributor to performance. American Airlines, Inc. and Norwegian Cruise Line Holdings were top contributors.
Collateralized Loan Obligations (CLOs) | An opportunistic allocation to CLOs enhanced the Fund’s performance.
Derivatives | In aggregate, derivative positions, including futures, credit default swaps, and foreign forward currency contracts, contributed to performance.
TOP PERFORMANCE DETRACTORS
Individual positions | Positions within the consumer cyclical (WW International, Inc.), capital goods (ARD Finance SA) and communications (Gray Television, Inc.) sectors were the largest detractors from performance.
Sub-sectors | On a sub-sector basis, exposures to packaging (within capital goods) and wireless (within communications) were also detractors during the reporting period.
The views expressed in this report are exclusively those of the portfolio management team at Western Asset Management Company, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series I/JAELX)	8.95%	3.65%	4.40%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 178,976,346
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 1,261,921
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$178,976,346
Total number of portfolio holdings	394
Total advisory fees paid (net)	$1,261,921
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.9%
Asset-backed securities	5.5%
Term loans	4.5%
Convertible bonds	0.5%
Foreign government obligations	0.5%
Common stocks	0.2%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022448 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series II
Trading Symbol	JAEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Trust (Series II/JAEOX) returned 8.72% for the year ended December 31, 2024. U.S. high-yield bonds posted strong total returns over the reporting period, driven by elevated all-in yields and narrowing credit spreads, amid resilient economic growth and stable corporate earnings. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Exposure to high-yield industrials, in particular sectors like airlines and cruise lines, was the primary contributor to performance. American Airlines, Inc. and Norwegian Cruise Line Holdings were top contributors.
Collateralized Loan Obligations (CLOs) | An opportunistic allocation to CLOs enhanced the Fund’s performance.
Derivatives | In aggregate, derivative positions, including futures, credit default swaps, and foreign forward currency contracts, contributed to performance.
TOP PERFORMANCE DETRACTORS
Individual positions | Positions within the consumer cyclical (WW International, Inc.), capital goods (ARD Finance SA) and communications (Gray Television, Inc.) sectors were the largest detractors from performance.
Sub-sectors | On a sub-sector basis, exposures to packaging (within capital goods) and wireless (within communications) were also detractors during the reporting period.
The views expressed in this report are exclusively those of the portfolio management team at Western Asset Management Company, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series II/JAEOX)	8.72%	3.44%	4.19%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 178,976,346
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 1,261,921
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$178,976,346
Total number of portfolio holdings	394
Total advisory fees paid (net)	$1,261,921
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.9%
Asset-backed securities	5.5%
Term loans	4.5%
Convertible bonds	0.5%
Foreign government obligations	0.5%
Common stocks	0.2%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022446 [Member]
Shareholder Report [Line Items]
Fund Name	High Yield Trust
Class Name	Series NAV
Trading Symbol	JAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
High Yield Trust (Series NAV/JAEMX) returned 9.19% for the year ended December 31, 2024. U.S. high-yield bonds posted strong total returns over the reporting period, driven by elevated all-in yields and narrowing credit spreads, amid resilient economic growth and stable corporate earnings. Lower-quality bonds outperformed, with CCC-rated bonds outperforming both BB-rated and B-rated bonds during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
Industrials | Exposure to high-yield industrials, in particular sectors like airlines and cruise lines, was the primary contributor to performance. American Airlines, Inc. and Norwegian Cruise Line Holdings were top contributors.
Collateralized Loan Obligations (CLOs) | An opportunistic allocation to CLOs enhanced the Fund’s performance.
Derivatives | In aggregate, derivative positions, including futures, credit default swaps, and foreign forward currency contracts, contributed to performance.
TOP PERFORMANCE DETRACTORS
Individual positions | Positions within the consumer cyclical (WW International, Inc.), capital goods (ARD Finance SA) and communications (Gray Television, Inc.) sectors were the largest detractors from performance.
Sub-sectors | On a sub-sector basis, exposures to packaging (within capital goods) and wireless (within communications) were also detractors during the reporting period.
The views expressed in this report are exclusively those of the portfolio management team at Western Asset Management Company, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Trust (Series NAV/JAEMX)	9.19%	3.69%	4.46%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 178,976,346
Holdings Count | Holding	394
Advisory Fees Paid, Amount	$ 1,261,921
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$178,976,346
Total number of portfolio holdings	394
Total advisory fees paid (net)	$1,261,921
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	85.9%
Asset-backed securities	5.5%
Term loans	4.5%
Convertible bonds	0.5%
Foreign government obligations	0.5%
Common stocks	0.2%
Short-term investments and other	2.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022589 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series I
Trading Symbol	JELGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series I/JELGX) returned 11.95% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | A holding in the international large-cap allocation contributed the least to absolute performance although overall international allocation was positive.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series I/JELGX)	11.95%	3.80%	4.65%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,437,448,173
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,315,990
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,437,448,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$5,315,990
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.4%
Large blend	31.1%
U.S. large cap	16.4%
Emerging-market equity	6.2%
U.S. mid cap	5.9%
U.S. small cap	4.1%
International equity	3.7%
Fixed income	28.9%
Intermediate bond	28.9%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022590 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series II
Trading Symbol	JAJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series II/JAJAX) returned 11.69% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | A holding in the international large-cap allocation contributed the least to absolute performance although overall international allocation was positive.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series II/JAJAX)	11.69%	3.60%	4.44%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,437,448,173
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,315,990
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,437,448,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$5,315,990
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.4%
Large blend	31.1%
U.S. large cap	16.4%
Emerging-market equity	6.2%
U.S. mid cap	5.9%
U.S. small cap	4.1%
International equity	3.7%
Fixed income	28.9%
Intermediate bond	28.9%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022588 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series NAV/JAIZX) returned 11.97% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a contributor to performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Select holdings in the international large-cap portfolio | A holding in the international large-cap allocation contributed the least to absolute performance although overall international allocation was positive.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	11.97%	3.86%	4.70%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,437,448,173
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,315,990
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,437,448,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$5,315,990
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.4%
Large blend	31.1%
U.S. large cap	16.4%
Emerging-market equity	6.2%
U.S. mid cap	5.9%
U.S. small cap	4.1%
International equity	3.7%
Fixed income	28.9%
Intermediate bond	28.9%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022443 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series I
Trading Symbol	JEHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Health Sciences Trust (Series I/JEHSX) returned 1.78% for the year ended December 31, 2024. U.S. stocks advanced during the year, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Health care equipment and supplies | Within this sector, the products and devices industry contributed to absolute performance driven by Intuitive Surgical, Inc.
Pharmaceuticals | The pharmaceuticals industry contributed to absolute performance driven by Eli Lilly & Company.
Biotechnology | The biotechnology industry had the highest exposure in the portfolio and contributed by posting positive absolute returns for the period driven by Argenx SE.
TOP PERFORMANCE DETRACTORS
Health care equipment and supplies | Within this sector, the services industry detracted from absolute performance driven by Humana, Inc.
Life sciences tools & services | The life sciences industry detracted by posting negative absolute returns for the period driven by Pacific Biosciences of California, Inc.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series I/JEHSX)	1.78%	5.45%	8.06%
S&P 500 Index	25.02%	14.53%	13.10%
Lipper Health/Biotechnology Index	1.70%	4.24%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Net Assets	$ 235,823,436
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 2,160,305
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$235,823,436
Total number of portfolio holdings	176
Total advisory fees paid (net)	$2,160,305
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	10.2%
UnitedHealth Group, Inc.	6.2%
Intuitive Surgical, Inc.	5.8%
Thermo Fisher Scientific, Inc.	4.6%
Stryker Corp.	4.2%
Danaher Corp.	3.8%
Argenx SE, ADR	3.7%
Merck & Company, Inc.	2.6%
Boston Scientific Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%

Industry Composition
Biotechnology	36.6%
Pharmaceuticals	19.0%
Health care equipment and supplies	18.5%
Health care providers and services	14.0%
Life sciences tools and services	10.8%
Insurance	0.3%
Health care technology	0.1%
Financial services	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	10.2%
UnitedHealth Group, Inc.	6.2%
Intuitive Surgical, Inc.	5.8%
Thermo Fisher Scientific, Inc.	4.6%
Stryker Corp.	4.2%
Danaher Corp.	3.8%
Argenx SE, ADR	3.7%
Merck & Company, Inc.	2.6%
Boston Scientific Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective October 1, 2024 whereby the annual rate is as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets; and g) 0.750% of the excess over $2 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Expenses [Text Block]
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective October 1, 2024 whereby the annual rate is as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets; and g) 0.750% of the excess over $2 billion of aggregate net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022444 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series II
Trading Symbol	JAFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$115	1.14%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Health Sciences Trust (Series II/JAFKX) returned 1.62% for the year ended December 31, 2024. U.S. stocks advanced during the year, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Health care equipment and supplies | Within this sector, the products and devices industry contributed to absolute performance driven by Intuitive Surgical, Inc.
Pharmaceuticals | The pharmaceuticals industry contributed to absolute performance driven by Eli Lilly & Company.
Biotechnology | The biotechnology industry had the highest exposure in the portfolio and contributed by posting positive absolute returns for the period driven by Argenx SE.
TOP PERFORMANCE DETRACTORS
Health care equipment and supplies | Within this sector, the services industry detracted from absolute performance driven by Humana, Inc.
Life sciences tools & services | The life sciences industry detracted by posting negative absolute returns for the period driven by Pacific Biosciences of California, Inc.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series II/JAFKX)	1.62%	5.25%	7.85%
S&P 500 Index	25.02%	14.53%	13.10%
Lipper Health/Biotechnology Index	1.70%	4.24%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Net Assets	$ 235,823,436
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 2,160,305
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$235,823,436
Total number of portfolio holdings	176
Total advisory fees paid (net)	$2,160,305
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	10.2%
UnitedHealth Group, Inc.	6.2%
Intuitive Surgical, Inc.	5.8%
Thermo Fisher Scientific, Inc.	4.6%
Stryker Corp.	4.2%
Danaher Corp.	3.8%
Argenx SE, ADR	3.7%
Merck & Company, Inc.	2.6%
Boston Scientific Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%

Industry Composition
Biotechnology	36.6%
Pharmaceuticals	19.0%
Health care equipment and supplies	18.5%
Health care providers and services	14.0%
Life sciences tools and services	10.8%
Insurance	0.3%
Health care technology	0.1%
Financial services	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	10.2%
UnitedHealth Group, Inc.	6.2%
Intuitive Surgical, Inc.	5.8%
Thermo Fisher Scientific, Inc.	4.6%
Stryker Corp.	4.2%
Danaher Corp.	3.8%
Argenx SE, ADR	3.7%
Merck & Company, Inc.	2.6%
Boston Scientific Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective October 1, 2024 whereby the annual rate is as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets; and g) 0.750% of the excess over $2 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Expenses [Text Block]
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective October 1, 2024 whereby the annual rate is as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets; and g) 0.750% of the excess over $2 billion of aggregate net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022442 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series NAV
Trading Symbol	JAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Health Sciences Trust (Series NAV/JAFMX) returned 1.86% for the year ended December 31, 2024. U.S. stocks advanced during the year, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Health care equipment and supplies | Within this sector, the products and devices industry contributed to absolute performance driven by Intuitive Surgical, Inc.
Pharmaceuticals | The pharmaceuticals industry contributed to absolute performance driven by Eli Lilly & Company.
Biotechnology | The biotechnology industry had the highest exposure in the portfolio and contributed by posting positive absolute returns for the period driven by Argenx SE.
TOP PERFORMANCE DETRACTORS
Health care equipment and supplies | Within this sector, the services industry detracted from absolute performance driven by Humana, Inc.
Life sciences tools & services | The life sciences industry detracted by posting negative absolute returns for the period driven by Pacific Biosciences of California, Inc.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Health Sciences Trust (Series NAV/JAFMX)	1.86%	5.51%	8.12%
S&P 500 Index	25.02%	14.53%	13.10%
Lipper Health/Biotechnology Index	1.70%	4.24%	6.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Net Assets	$ 235,823,436
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 2,160,305
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$235,823,436
Total number of portfolio holdings	176
Total advisory fees paid (net)	$2,160,305
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	10.2%
UnitedHealth Group, Inc.	6.2%
Intuitive Surgical, Inc.	5.8%
Thermo Fisher Scientific, Inc.	4.6%
Stryker Corp.	4.2%
Danaher Corp.	3.8%
Argenx SE, ADR	3.7%
Merck & Company, Inc.	2.6%
Boston Scientific Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%

Industry Composition
Biotechnology	36.6%
Pharmaceuticals	19.0%
Health care equipment and supplies	18.5%
Health care providers and services	14.0%
Life sciences tools and services	10.8%
Insurance	0.3%
Health care technology	0.1%
Financial services	0.1%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	10.2%
UnitedHealth Group, Inc.	6.2%
Intuitive Surgical, Inc.	5.8%
Thermo Fisher Scientific, Inc.	4.6%
Stryker Corp.	4.2%
Danaher Corp.	3.8%
Argenx SE, ADR	3.7%
Merck & Company, Inc.	2.6%
Boston Scientific Corp.	2.5%
Vertex Pharmaceuticals, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective October 1, 2024 whereby the annual rate is as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets; and g) 0.750% of the excess over $2 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Expenses [Text Block]
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective October 1, 2024 whereby the annual rate is as follows: a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million of aggregate net assets; e) 0.900% of the next $500 million of aggregate net assets; f) 0.770% of the excess over $1.5 billion of aggregate net assets; and g) 0.750% of the excess over $2 billion of aggregate net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022568 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series I
Trading Symbol	JADUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Quality Bond Trust (Series I/JADUX) returned 2.00% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Structured Finance Sectors | Allocations to non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) helped results as spreads tightened.
Investment grade bonds | Investment grade credit contributed to fund performance. Holdings in high yield bonds also contributed but to a lesser extent.
TOP PERFORMANCE DETRACTORS
Agency mortgage-backed securities (MBS) | Holdings in agency MBS detracted from the fund's performance.
U.S. Government | Holdings in U.S. Government securities hurt fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series I/JADUX)	2.00%	(0.03)%	1.60%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 217,069,716
Holdings Count | Holding	849
Advisory Fees Paid, Amount	$ 1,280,266
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$217,069,716
Total number of portfolio holdings	849
Total advisory fees paid (net)	$1,280,266
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	28.8%
U.S. Government Agency	25.9%
Corporate bonds	20.5%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Foreign government obligations	2.8%
Municipal bonds	1.2%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022569 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series II
Trading Symbol	JADSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Quality Bond Trust (Series II/JADSX) returned 1.82% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Structured Finance Sectors | Allocations to non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) helped results as spreads tightened.
Investment grade bonds | Investment grade credit contributed to fund performance. Holdings in high yield bonds also contributed but to a lesser extent.
TOP PERFORMANCE DETRACTORS
Agency mortgage-backed securities (MBS) | Holdings in agency MBS detracted from the fund's performance.
U.S. Government | Holdings in U.S. Government securities hurt fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series II/JADSX)	1.82%	(0.23)%	1.40%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 217,069,716
Holdings Count | Holding	849
Advisory Fees Paid, Amount	$ 1,280,266
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$217,069,716
Total number of portfolio holdings	849
Total advisory fees paid (net)	$1,280,266
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	28.8%
U.S. Government Agency	25.9%
Corporate bonds	20.5%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Foreign government obligations	2.8%
Municipal bonds	1.2%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022399 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series I
Trading Symbol	JAEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Trust (Series I/JAEGX) returned 11.67% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to performance during the period in absolute terms driven by Wells Fargo & Company.
Materials | The materials sector also contributed to absolute performance driven by International Paper Company.
Utilities | The utilities sector further contributed to absolute performance driven by The Southern Company.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted from absolute performance driven by Kohl's Corp.
Health care | The health care sector also detracted during the period in absolute terms driven by CVS Health Corp.
Real estate | The real estate sector further detracted during the period in absolute terms driven by Weyerhaeuser Company.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series I/JAEGX)	11.67%	8.37%	8.23%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,367,074,964
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 9,127,865
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,367,074,964
Total number of portfolio holdings	128
Total advisory fees paid (net)	$9,127,865
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.3%
MetLife, Inc.	2.2%
The Southern Company	2.0%
Qualcomm, Inc.	1.9%
Chubb, Ltd.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Becton, Dickinson and Company	1.7%

Sector Composition
Financials	23.2%
Health care	15.2%
Industrials	13.3%
Energy	9.2%
Information technology	8.9%
Consumer staples	8.6%
Utilities	6.4%
Real estate	3.9%
Communication services	3.9%
Materials	3.4%
Consumer discretionary	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	2.3%
MetLife, Inc.	2.2%
The Southern Company	2.0%
Qualcomm, Inc.	1.9%
Chubb, Ltd.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Becton, Dickinson and Company	1.7%

C000022400 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series II
Trading Symbol	JAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Trust (Series II/JAEFX) returned 11.36% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to performance during the period in absolute terms driven by Wells Fargo & Company.
Materials | The materials sector also contributed to absolute performance driven by International Paper Company.
Utilities | The utilities sector further contributed to absolute performance driven by The Southern Company.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted from absolute performance driven by Kohl's Corp.
Health care | The health care sector also detracted during the period in absolute terms driven by CVS Health Corp.
Real estate | The real estate sector further detracted during the period in absolute terms driven by Weyerhaeuser Company.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series II/JAEFX)	11.36%	8.14%	8.02%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,367,074,964
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 9,127,865
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,367,074,964
Total number of portfolio holdings	128
Total advisory fees paid (net)	$9,127,865
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.3%
MetLife, Inc.	2.2%
The Southern Company	2.0%
Qualcomm, Inc.	1.9%
Chubb, Ltd.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Becton, Dickinson and Company	1.7%

Sector Composition
Financials	23.2%
Health care	15.2%
Industrials	13.3%
Energy	9.2%
Information technology	8.9%
Consumer staples	8.6%
Utilities	6.4%
Real estate	3.9%
Communication services	3.9%
Materials	3.4%
Consumer discretionary	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	2.3%
MetLife, Inc.	2.2%
The Southern Company	2.0%
Qualcomm, Inc.	1.9%
Chubb, Ltd.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Becton, Dickinson and Company	1.7%

C000022398 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series NAV
Trading Symbol	JAEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Trust (Series NAV/JAEEX) returned 11.67% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to performance during the period in absolute terms driven by Wells Fargo & Company.
Materials | The materials sector also contributed to absolute performance driven by International Paper Company.
Utilities | The utilities sector further contributed to absolute performance driven by The Southern Company.
TOP PERFORMANCE DETRACTORS
Consumer discretionary | The consumer discretionary sector detracted from absolute performance driven by Kohl's Corp.
Health care | The health care sector also detracted during the period in absolute terms driven by CVS Health Corp.
Real estate | The real estate sector further detracted during the period in absolute terms driven by Weyerhaeuser Company.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Trust (Series NAV/JAEEX)	11.67%	8.42%	8.29%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,367,074,964
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 9,127,865
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,367,074,964
Total number of portfolio holdings	128
Total advisory fees paid (net)	$9,127,865
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Wells Fargo & Company	2.3%
MetLife, Inc.	2.2%
The Southern Company	2.0%
Qualcomm, Inc.	1.9%
Chubb, Ltd.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Becton, Dickinson and Company	1.7%

Sector Composition
Financials	23.2%
Health care	15.2%
Industrials	13.3%
Energy	9.2%
Information technology	8.9%
Consumer staples	8.6%
Utilities	6.4%
Real estate	3.9%
Communication services	3.9%
Materials	3.4%
Consumer discretionary	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Wells Fargo & Company	2.3%
MetLife, Inc.	2.2%
The Southern Company	2.0%
Qualcomm, Inc.	1.9%
Chubb, Ltd.	1.8%
General Electric Company	1.8%
Elevance Health, Inc.	1.8%
American International Group, Inc.	1.8%
The Charles Schwab Corp.	1.8%
Becton, Dickinson and Company	1.7%

C000022712 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Trust
Class Name	Series I
Trading Symbol	JESVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series I/JESVX)	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Value Trust (Series I/JESVX) returned 5.93% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Financials and Information technology | The financials and information technology sectors contributed most to the fund’s absolute performance.
Bread Financial Holdings, Inc. and ACI Worldwide, Inc. | Positions in Bread Financial Holdings, Inc. and ACI Worldwide, Inc. were top contributors to performance.
TOP PERFORMANCE DETRACTORS
Health care and Consumer discretionary | The health care and consumer discretionary sectors detracted the most from the fund’s absolute performance.
Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. | Positions in Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. were the top detractors from performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Trust (Series I/JESVX)	5.93%	5.00%	5.90%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 441,674,509
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,236,125
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$441,674,509
Total number of portfolio holdings	81
Total advisory fees paid (net)	$4,236,125
Portfolio turnover rate	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.2%
Bank OZK	2.1%
Huron Consulting Group, Inc.	1.9%
Gulfport Energy Corp.	1.9%
Air Lease Corp.	1.9%
Seacoast Banking Corp. of Florida	1.9%
The Middleby Corp.	1.8%
Vanguard Small-Cap ETF	1.7%
Enterprise Financial Services Corp.	1.7%
Synovus Financial Corp.	1.7%

Sector Composition
Financials	26.1%
Industrials	20.7%
Consumer discretionary	11.2%
Real estate	10.3%
Information technology	7.6%
Materials	6.9%
Energy	5.6%
Utilities	4.1%
Health care	3.6%
Equity	1.7%
Consumer staples	1.5%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TriMas Corp.	2.2%
Bank OZK	2.1%
Huron Consulting Group, Inc.	1.9%
Gulfport Energy Corp.	1.9%
Air Lease Corp.	1.9%
Seacoast Banking Corp. of Florida	1.9%
The Middleby Corp.	1.8%
Vanguard Small-Cap ETF	1.7%
Enterprise Financial Services Corp.	1.7%
Synovus Financial Corp.	1.7%

C000022713 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Trust
Class Name	Series II
Trading Symbol	JAGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series II/JAGZX)	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Value Trust (Series II/JAGZX) returned 5.74% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Financials and Information technology | The financials and information technology sectors contributed most to the fund’s absolute performance.
Bread Financial Holdings, Inc. and ACI Worldwide, Inc. | Positions in Bread Financial Holdings, Inc. and ACI Worldwide, Inc. were top contributors to performance.
TOP PERFORMANCE DETRACTORS
Health care and Consumer discretionary | The health care and consumer discretionary sectors detracted the most from the fund’s absolute performance.
Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. | Positions in Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. were the top detractors from performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Trust (Series II/JAGZX)	5.74%	4.78%	5.69%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 441,674,509
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,236,125
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$441,674,509
Total number of portfolio holdings	81
Total advisory fees paid (net)	$4,236,125
Portfolio turnover rate	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.2%
Bank OZK	2.1%
Huron Consulting Group, Inc.	1.9%
Gulfport Energy Corp.	1.9%
Air Lease Corp.	1.9%
Seacoast Banking Corp. of Florida	1.9%
The Middleby Corp.	1.8%
Vanguard Small-Cap ETF	1.7%
Enterprise Financial Services Corp.	1.7%
Synovus Financial Corp.	1.7%

Sector Composition
Financials	26.1%
Industrials	20.7%
Consumer discretionary	11.2%
Real estate	10.3%
Information technology	7.6%
Materials	6.9%
Energy	5.6%
Utilities	4.1%
Health care	3.6%
Equity	1.7%
Consumer staples	1.5%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TriMas Corp.	2.2%
Bank OZK	2.1%
Huron Consulting Group, Inc.	1.9%
Gulfport Energy Corp.	1.9%
Air Lease Corp.	1.9%
Seacoast Banking Corp. of Florida	1.9%
The Middleby Corp.	1.8%
Vanguard Small-Cap ETF	1.7%
Enterprise Financial Services Corp.	1.7%
Synovus Financial Corp.	1.7%

C000022711 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Trust
Class Name	Series NAV
Trading Symbol	JAHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series NAV/JAHBX)	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Value Trust (Series NAV/JAHBX) returned 6.01% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Financials and Information technology | The financials and information technology sectors contributed most to the fund’s absolute performance.
Bread Financial Holdings, Inc. and ACI Worldwide, Inc. | Positions in Bread Financial Holdings, Inc. and ACI Worldwide, Inc. were top contributors to performance.
TOP PERFORMANCE DETRACTORS
Health care and Consumer discretionary | The health care and consumer discretionary sectors detracted the most from the fund’s absolute performance.
Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. | Positions in Integra LifeSciences Holdings Corp. and AMN Healthcare Services, Inc. were the top detractors from performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Trust (Series NAV/JAHBX)	6.01%	5.05%	5.95%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 441,674,509
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,236,125
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$441,674,509
Total number of portfolio holdings	81
Total advisory fees paid (net)	$4,236,125
Portfolio turnover rate	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.2%
Bank OZK	2.1%
Huron Consulting Group, Inc.	1.9%
Gulfport Energy Corp.	1.9%
Air Lease Corp.	1.9%
Seacoast Banking Corp. of Florida	1.9%
The Middleby Corp.	1.8%
Vanguard Small-Cap ETF	1.7%
Enterprise Financial Services Corp.	1.7%
Synovus Financial Corp.	1.7%

Sector Composition
Financials	26.1%
Industrials	20.7%
Consumer discretionary	11.2%
Real estate	10.3%
Information technology	7.6%
Materials	6.9%
Energy	5.6%
Utilities	4.1%
Health care	3.6%
Equity	1.7%
Consumer staples	1.5%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TriMas Corp.	2.2%
Bank OZK	2.1%
Huron Consulting Group, Inc.	1.9%
Gulfport Energy Corp.	1.9%
Air Lease Corp.	1.9%
Seacoast Banking Corp. of Florida	1.9%
The Middleby Corp.	1.8%
Vanguard Small-Cap ETF	1.7%
Enterprise Financial Services Corp.	1.7%
Synovus Financial Corp.	1.7%

C000022665 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series I
Trading Symbol	JEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series I/JEQAX) returned 24.16% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from positive performance in the sector. NVIDIA Corp. was a strong contributor to absolute performance.
Financials | Financials also contributed to performance. Notable holdings included KKR & Company, Inc., Morgan Stanley and The Goldman Sachs Group, Inc.
TOP PERFORMANCE DETRACTORS
Sector detractors | Real estate, consumer staples and health care detracted from performance on an absolute basis.
Single-stock detractors | Mobileye Global, Inc., Crown Castle, Inc. and Polaris, Inc. were among the largest detractors to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series I/JEQAX)	24.16%	16.10%	13.66%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,649,678,736
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 16,595,497
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,649,678,736
Total number of portfolio holdings	50
Total advisory fees paid (net)	$16,595,497
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.3%
NVIDIA Corp.	7.6%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.8%
Workday, Inc., Class A	4.1%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.6%
KKR & Company, Inc.	3.6%
Lennar Corp., Class A	3.2%
Morgan Stanley	3.0%

Sector Composition
Information technology	30.8%
Consumer discretionary	23.9%
Financials	13.7%
Communication services	10.0%
Industrials	4.9%
Health care	4.8%
Energy	4.7%
Real estate	2.5%
Consumer staples	2.1%
Materials	0.9%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.3%
NVIDIA Corp.	7.6%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.8%
Workday, Inc., Class A	4.1%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.6%
KKR & Company, Inc.	3.6%
Lennar Corp., Class A	3.2%
Morgan Stanley	3.0%

C000022666 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series II
Trading Symbol	JFLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series II/JFLGX) returned 23.92% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from positive performance in the sector. NVIDIA Corp. was a strong contributor to absolute performance.
Financials | Financials also contributed to performance. Notable holdings included KKR & Company, Inc., Morgan Stanley and The Goldman Sachs Group, Inc.
TOP PERFORMANCE DETRACTORS
Sector detractors | Real estate, consumer staples and health care detracted from performance on an absolute basis.
Single-stock detractors | Mobileye Global, Inc., Crown Castle, Inc. and Polaris, Inc. were among the largest detractors to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series II/JFLGX)	23.92%	15.87%	13.43%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,649,678,736
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 16,595,497
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,649,678,736
Total number of portfolio holdings	50
Total advisory fees paid (net)	$16,595,497
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.3%
NVIDIA Corp.	7.6%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.8%
Workday, Inc., Class A	4.1%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.6%
KKR & Company, Inc.	3.6%
Lennar Corp., Class A	3.2%
Morgan Stanley	3.0%

Sector Composition
Information technology	30.8%
Consumer discretionary	23.9%
Financials	13.7%
Communication services	10.0%
Industrials	4.9%
Health care	4.8%
Energy	4.7%
Real estate	2.5%
Consumer staples	2.1%
Materials	0.9%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.3%
NVIDIA Corp.	7.6%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.8%
Workday, Inc., Class A	4.1%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.6%
KKR & Company, Inc.	3.6%
Lennar Corp., Class A	3.2%
Morgan Stanley	3.0%

C000022664 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series NAV
Trading Symbol	JADDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Trust (Series NAV/JADDX) returned 24.24% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from positive performance in the sector. NVIDIA Corp. was a strong contributor to absolute performance.
Financials | Financials also contributed to performance. Notable holdings included KKR & Company, Inc., Morgan Stanley and The Goldman Sachs Group, Inc.
TOP PERFORMANCE DETRACTORS
Sector detractors | Real estate, consumer staples and health care detracted from performance on an absolute basis.
Single-stock detractors | Mobileye Global, Inc., Crown Castle, Inc. and Polaris, Inc. were among the largest detractors to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Trust (Series NAV/JADDX)	24.24%	16.16%	13.71%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,649,678,736
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 16,595,497
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,649,678,736
Total number of portfolio holdings	50
Total advisory fees paid (net)	$16,595,497
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.3%
NVIDIA Corp.	7.6%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.8%
Workday, Inc., Class A	4.1%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.6%
KKR & Company, Inc.	3.6%
Lennar Corp., Class A	3.2%
Morgan Stanley	3.0%

Sector Composition
Information technology	30.8%
Consumer discretionary	23.9%
Financials	13.7%
Communication services	10.0%
Industrials	4.9%
Health care	4.8%
Energy	4.7%
Real estate	2.5%
Consumer staples	2.1%
Materials	0.9%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	9.3%
NVIDIA Corp.	7.6%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.8%
Workday, Inc., Class A	4.1%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.6%
KKR & Company, Inc.	3.6%
Lennar Corp., Class A	3.2%
Morgan Stanley	3.0%

C000022689 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series I
Trading Symbol	JAJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$84	0.84%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Trust (Series I/JAJHX) declined 0.38% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
NatWest Group PLC | The financials sector was the strongest performing area for the year, and the British banking and insurance company was among the top performers for the portfolio.
Beazley PLC | The British insurance company posted strong returns during the year driven in part by improved underwriting results.
TOP PERFORMANCE DETRACTORS
Samsung Electronics Company, Ltd. | The information technology sector detracted from performance led by Samsung Electronics Company, Ltd., after disappointing earnings results due to increased competition and weakness in its semiconductors segment.
Infineon Technologies AG | The German semiconductor manufacturer declined during the period amid softer regional demand and inventory management concerns.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series I/JAJHX)	(0.38)%	5.85%	4.39%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 12, 2024
Net Assets	$ 264,897,043
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,940,566
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$264,897,043
Total number of portfolio holdings	80
Total advisory fees paid (net)	$1,940,566
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.5%
Sony Group Corp.	2.6%
Prosus NV	2.6%
Hiscox, Ltd.	2.5%
AstraZeneca PLC	2.5%
BAE Systems PLC	2.5%
Alibaba Group Holding, Ltd.	2.4%
Sandoz Group AG	2.4%
The Weir Group PLC	2.4%
Enel SpA	2.2%

Sector Composition
Financials	21.5%
Industrials	16.1%
Consumer discretionary	11.4%
Materials	10.5%
Health care	9.6%
Energy	8.4%
Information technology	5.9%
Consumer staples	4.8%
Communication services	4.4%
Utilities	3.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.5%
Sony Group Corp.	2.6%
Prosus NV	2.6%
Hiscox, Ltd.	2.5%
AstraZeneca PLC	2.5%
BAE Systems PLC	2.5%
Alibaba Group Holding, Ltd.	2.4%
Sandoz Group AG	2.4%
The Weir Group PLC	2.4%
Enel SpA	2.2%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective December 12, 2024 whereby the annual rate is as follows: a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets and f) 0.650% of the excess over $5 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Expenses [Text Block]
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective December 12, 2024 whereby the annual rate is as follows: a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets and f) 0.650% of the excess over $5 billion of aggregate net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022690 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series II
Trading Symbol	JAJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$104	1.04%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Trust (Series II/JAJIX) declined 0.56% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
NatWest Group PLC | The financials sector was the strongest performing area for the year, and the British banking and insurance company was among the top performers for the portfolio.
Beazley PLC | The British insurance company posted strong returns during the year driven in part by improved underwriting results.
TOP PERFORMANCE DETRACTORS
Samsung Electronics Company, Ltd. | The information technology sector detracted from performance led by Samsung Electronics Company, Ltd., after disappointing earnings results due to increased competition and weakness in its semiconductors segment.
Infineon Technologies AG | The German semiconductor manufacturer declined during the period amid softer regional demand and inventory management concerns.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series II/JAJIX)	(0.56)%	5.64%	4.19%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 12, 2024
Net Assets	$ 264,897,043
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,940,566
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$264,897,043
Total number of portfolio holdings	80
Total advisory fees paid (net)	$1,940,566
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.5%
Sony Group Corp.	2.6%
Prosus NV	2.6%
Hiscox, Ltd.	2.5%
AstraZeneca PLC	2.5%
BAE Systems PLC	2.5%
Alibaba Group Holding, Ltd.	2.4%
Sandoz Group AG	2.4%
The Weir Group PLC	2.4%
Enel SpA	2.2%

Sector Composition
Financials	21.5%
Industrials	16.1%
Consumer discretionary	11.4%
Materials	10.5%
Health care	9.6%
Energy	8.4%
Information technology	5.9%
Consumer staples	4.8%
Communication services	4.4%
Utilities	3.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.5%
Sony Group Corp.	2.6%
Prosus NV	2.6%
Hiscox, Ltd.	2.5%
AstraZeneca PLC	2.5%
BAE Systems PLC	2.5%
Alibaba Group Holding, Ltd.	2.4%
Sandoz Group AG	2.4%
The Weir Group PLC	2.4%
Enel SpA	2.2%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective December 12, 2024 whereby the annual rate is as follows: a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets and f) 0.650% of the excess over $5 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Expenses [Text Block]
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective December 12, 2024 whereby the annual rate is as follows: a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets and f) 0.650% of the excess over $5 billion of aggregate net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022688 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series NAV
Trading Symbol	JAJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$79	0.79%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value International Trust (Series NAV/JAJJX) declined 0.35% for the year ended December 31, 2024. International markets posted gains for 2024, but finished the year on a down note after Donald Trump and Republican majorities in both houses of Congress won the November elections. Concerns about a renewed wave of tariffs sparked a sell off in overseas markets and sent the U.S. dollar higher against major foreign currencies.
TOP PERFORMANCE CONTRIBUTORS
NatWest Group PLC | The financials sector was the strongest performing area for the year, and the British banking and insurance company was among the top performers for the portfolio.
Beazley PLC | The British insurance company posted strong returns during the year driven in part by improved underwriting results.
TOP PERFORMANCE DETRACTORS
Samsung Electronics Company, Ltd. | The information technology sector detracted from performance led by Samsung Electronics Company, Ltd., after disappointing earnings results due to increased competition and weakness in its semiconductors segment.
Infineon Technologies AG | The German semiconductor manufacturer declined during the period amid softer regional demand and inventory management concerns.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value International Trust (Series NAV/JAJJX)	(0.35)%	5.89%	4.45%
MSCI EAFE Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 12, 2024
Net Assets	$ 264,897,043
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,940,566
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$264,897,043
Total number of portfolio holdings	80
Total advisory fees paid (net)	$1,940,566
Portfolio turnover rate	93%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Novartis AG	3.5%
Sony Group Corp.	2.6%
Prosus NV	2.6%
Hiscox, Ltd.	2.5%
AstraZeneca PLC	2.5%
BAE Systems PLC	2.5%
Alibaba Group Holding, Ltd.	2.4%
Sandoz Group AG	2.4%
The Weir Group PLC	2.4%
Enel SpA	2.2%

Sector Composition
Financials	21.5%
Industrials	16.1%
Consumer discretionary	11.4%
Materials	10.5%
Health care	9.6%
Energy	8.4%
Information technology	5.9%
Consumer staples	4.8%
Communication services	4.4%
Utilities	3.6%
Short-term investments and other	3.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novartis AG	3.5%
Sony Group Corp.	2.6%
Prosus NV	2.6%
Hiscox, Ltd.	2.5%
AstraZeneca PLC	2.5%
BAE Systems PLC	2.5%
Alibaba Group Holding, Ltd.	2.4%
Sandoz Group AG	2.4%
The Weir Group PLC	2.4%
Enel SpA	2.2%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective December 12, 2024 whereby the annual rate is as follows: a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets and f) 0.650% of the excess over $5 billion of aggregate net assets.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Expenses [Text Block]
At a meeting held December 10-12, 2024, the Board of Trustees of the Board (the Board) approved a change to the fund’s management fee schedule effective December 12, 2024 whereby the annual rate is as follows: a) 0.710% of the first $500 million of aggregate net assets; b) 0.690% of the next $500 million of aggregate net assets; c) 0.680% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets and f) 0.650% of the excess over $5 billion of aggregate net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022724 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series I
Trading Symbol	JAEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$118	1.12%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Company Value Trust (Series I/JAEPX) returned 10.20% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from AI developments. Although inflation remained above the U.S. Federal Reserve’s long-term target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to the fund's absolute performance led by Pinnacle Financial Partners, Inc.
Consumer discretionary | Consumer discretionary also contributed to absolute performance driven by Carvana Company.
Industrials | The industrials sector aided absolute fund performance driven by Parsons Corp.
TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance with Cytokinetics, Inc. being among the bottom positions.
Materials | This sector detracted by posting negative absolute returns for the period driven by Constellium SE.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series I/JAEPX)	10.20%	6.38%	7.56%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 127,797,233
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 1,253,901
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,797,233
Total number of portfolio holdings	198
Total advisory fees paid (net)	$1,253,901
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Company	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

Sector Composition
Financials	28.0%
Industrials	13.9%
Real estate	10.5%
Consumer discretionary	9.6%
Energy	7.8%
Health care	7.6%
Information technology	6.1%
Utilities	5.2%
Materials	4.2%
Consumer staples	2.1%
Communication services	1.8%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Company	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

C000022725 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series II
Trading Symbol	JAERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$139	1.32%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Company Value Trust (Series II/JAERX) returned 9.88% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from AI developments. Although inflation remained above the U.S. Federal Reserve’s long-term target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to the fund's absolute performance led by Pinnacle Financial Partners, Inc.
Consumer discretionary | Consumer discretionary also contributed to absolute performance driven by Carvana Company.
Industrials | The industrials sector aided absolute fund performance driven by Parsons Corp.
TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance with Cytokinetics, Inc. being among the bottom positions.
Materials | This sector detracted by posting negative absolute returns for the period driven by Constellium SE.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series II/JAERX)	9.88%	6.17%	7.35%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 127,797,233
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 1,253,901
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,797,233
Total number of portfolio holdings	198
Total advisory fees paid (net)	$1,253,901
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Company	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

Sector Composition
Financials	28.0%
Industrials	13.9%
Real estate	10.5%
Consumer discretionary	9.6%
Energy	7.8%
Health care	7.6%
Information technology	6.1%
Utilities	5.2%
Materials	4.2%
Consumer staples	2.1%
Communication services	1.8%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Company	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

C000022723 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series NAV
Trading Symbol	JAEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Company Value Trust (Series NAV/JAEQX) returned 10.32% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from AI developments. Although inflation remained above the U.S. Federal Reserve’s long-term target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed to the fund's absolute performance led by Pinnacle Financial Partners, Inc.
Consumer discretionary | Consumer discretionary also contributed to absolute performance driven by Carvana Company.
Industrials | The industrials sector aided absolute fund performance driven by Parsons Corp.
TOP PERFORMANCE DETRACTORS
Health care | The health care sector detracted from absolute performance with Cytokinetics, Inc. being among the bottom positions.
Materials | This sector detracted by posting negative absolute returns for the period driven by Constellium SE.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Company Value Trust (Series NAV/JAEQX)	10.32%	6.44%	7.63%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 127,797,233
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 1,253,901
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,797,233
Total number of portfolio holdings	198
Total advisory fees paid (net)	$1,253,901
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Company	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

Sector Composition
Financials	28.0%
Industrials	13.9%
Real estate	10.5%
Consumer discretionary	9.6%
Energy	7.8%
Health care	7.6%
Information technology	6.1%
Utilities	5.2%
Materials	4.2%
Consumer staples	2.1%
Communication services	1.8%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.0%
PennyMac Financial Services, Inc.	1.6%
Columbia Banking System, Inc.	1.4%
Houlihan Lokey, Inc.	1.3%
Matador Resources Company	1.2%
SouthState Corp.	1.1%
FB Financial Corp.	1.1%
TechnipFMC PLC	1.1%
Apple Hospitality REIT, Inc.	1.0%
Texas Capital Bancshares, Inc.	1.0%

C000022431 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series I
Trading Symbol	JAHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Active Bond Trust (Series I/JAHFX) returned 2.25% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporate bonds made the largest contribution to absolute performance with investment grade and high yield corporate bonds as leading contributors.
Other fixed income allocations | Agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Although the fund received interest income from U.S. Treasuries, the mark to market value of U.S. Treasuries detracted, leading to a negative return from a total return perspective.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series I/JAHFX)	2.25%	0.28%	1.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 550,277,109
Holdings Count | Holding	994
Advisory Fees Paid, Amount	$ 3,262,372
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$550,277,109
Total number of portfolio holdings	994
Total advisory fees paid (net)	$3,262,372
Portfolio turnover rate	111%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.8%
U.S. Government Agency	34.6%
U.S. Government	18.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022432 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series II
Trading Symbol	JAHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Active Bond Trust (Series II/JAHEX) returned 2.06% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporate bonds made the largest contribution to absolute performance with investment grade and high yield corporate bonds as leading contributors.
Other fixed income allocations | Agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Although the fund received interest income from U.S. Treasuries, the mark to market value of U.S. Treasuries detracted, leading to a negative return from a total return perspective.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series II/JAHEX)	2.06%	0.08%	1.69%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 550,277,109
Holdings Count | Holding	994
Advisory Fees Paid, Amount	$ 3,262,372
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$550,277,109
Total number of portfolio holdings	994
Total advisory fees paid (net)	$3,262,372
Portfolio turnover rate	111%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.8%
U.S. Government Agency	34.6%
U.S. Government	18.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022430 [Member]
Shareholder Report [Line Items]
Fund Name	Active Bond Trust
Class Name	Series NAV
Trading Symbol	JAHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Active Bond Trust (Series NAV/JAHDX) returned 2.16% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Corporate bonds | Corporate bonds made the largest contribution to absolute performance with investment grade and high yield corporate bonds as leading contributors.
Other fixed income allocations | Agency mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | Although the fund received interest income from U.S. Treasuries, the mark to market value of U.S. Treasuries detracted, leading to a negative return from a total return perspective.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Active Bond Trust (Series NAV/JAHDX)	2.16%	0.31%	1.93%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 550,277,109
Holdings Count | Holding	994
Advisory Fees Paid, Amount	$ 3,262,372
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$550,277,109
Total number of portfolio holdings	994
Total advisory fees paid (net)	$3,262,372
Portfolio turnover rate	111%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.8%
U.S. Government Agency	34.6%
U.S. Government	18.7%
Asset-backed securities	4.8%
Collateralized mortgage obligations – Commercial and residential	2.6%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Short-term investments and other	1.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022760 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series I
Trading Symbol	JETSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Stock Market Index Trust (Series I/JETSX) returned 23.48% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector. Notable individual contributors included NVIDIA Corp., Apple, Inc. and Broadcom, Inc.
Financials, communication services and consumer discretionary | Favorable performance in these sectors was led by JPMorgan Chase & Co., Meta Platforms, Inc. and Amazon.com, Inc.
TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
Real estate and materials | These two sectors posted the smallest contributions to fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series I/JETSX)	23.48%	13.27%	11.87%
Wilshire 5000 Total Market Full Cap Index	24.18%	13.75%	12.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,028,304,695
Holdings Count | Holding	3,098
Advisory Fees Paid, Amount	$ 3,735,244
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,028,304,695
Total number of portfolio holdings	3,098
Total advisory fees paid (net)	$3,735,244
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.2%

Sector Composition
Information technology	28.9%
Financials	13.9%
Consumer discretionary	11.5%
Health care	10.1%
Industrials	9.0%
Communication services	8.7%
Consumer staples	5.6%
Energy	3.2%
Real estate	2.4%
Materials	2.3%
Utilities	2.1%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.2%

C000022761 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series II
Trading Symbol	JAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Stock Market Index Trust (Series II/JAFFX) returned 23.23% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector. Notable individual contributors included NVIDIA Corp., Apple, Inc. and Broadcom, Inc.
Financials, communication services and consumer discretionary | Favorable performance in these sectors was led by JPMorgan Chase & Co., Meta Platforms, Inc. and Amazon.com, Inc.
TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
Real estate and materials | These two sectors posted the smallest contributions to fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series II/JAFFX)	23.23%	13.04%	11.64%
Wilshire 5000 Total Market Full Cap Index	24.18%	13.75%	12.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,028,304,695
Holdings Count | Holding	3,098
Advisory Fees Paid, Amount	$ 3,735,244
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,028,304,695
Total number of portfolio holdings	3,098
Total advisory fees paid (net)	$3,735,244
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.2%

Sector Composition
Information technology	28.9%
Financials	13.9%
Consumer discretionary	11.5%
Health care	10.1%
Industrials	9.0%
Communication services	8.7%
Consumer staples	5.6%
Energy	3.2%
Real estate	2.4%
Materials	2.3%
Utilities	2.1%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.2%

C000022759 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series NAV
Trading Symbol	JAFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Total Stock Market Index Trust (Series NAV/JAFEX) returned 23.53% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector. Notable individual contributors included NVIDIA Corp., Apple, Inc. and Broadcom, Inc.
Financials, communication services and consumer discretionary | Favorable performance in these sectors was led by JPMorgan Chase & Co., Meta Platforms, Inc. and Amazon.com, Inc.
TOP PERFORMANCE DETRACTORS
Intel Corp. | The single largest absolute detractor was Intel Corp., a semiconductor company.
Real estate and materials | These two sectors posted the smallest contributions to fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Total Stock Market Index Trust (Series NAV/JAFEX)	23.53%	13.33%	11.93%
Wilshire 5000 Total Market Full Cap Index	24.18%	13.75%	12.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,028,304,695
Holdings Count | Holding	3,098
Advisory Fees Paid, Amount	$ 3,735,244
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,028,304,695
Total number of portfolio holdings	3,098
Total advisory fees paid (net)	$3,735,244
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.2%

Sector Composition
Information technology	28.9%
Financials	13.9%
Consumer discretionary	11.5%
Health care	10.1%
Industrials	9.0%
Communication services	8.7%
Consumer staples	5.6%
Energy	3.2%
Real estate	2.4%
Materials	2.3%
Utilities	2.1%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	6.2%
NVIDIA Corp.	5.4%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	2.1%
Meta Platforms, Inc., Class A	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.2%

C000022832 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series I
Trading Symbol	JESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$119	1.12%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Stock Trust (Series I/JESGX) returned 11.64% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Industrials and Health care | The industrials and health care sectors contributed most to the fund’s absolute performance.
PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. | Positions in PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. were top contributors at the security level.
TOP PERFORMANCE DETRACTORS
Materials | The materials sector detracted from the fund's absolute performance.
Five9, Inc. and DoubleVerify Holdings, Inc. | Positions in Five9, Inc. and DoubleVerify Holdings, Inc. were the top detractors from the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series I/JESGX)	11.64%	6.49%	7.77%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 291,314,963
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,882,771
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$291,314,963
Total number of portfolio holdings	112
Total advisory fees paid (net)	$2,882,771
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	3.1%
Fluor Corp.	2.5%
Verra Mobility Corp.	2.3%
PROCEPT BioRobotics Corp.	2.3%
ExlService Holdings, Inc.	2.3%
The AZEK Company, Inc.	2.3%
Cabot Corp.	2.2%
CyberArk Software, Ltd.	1.9%
Viper Energy, Inc.	1.9%
AvePoint, Inc.	1.8%

Sector Composition
Health care	27.3%
Industrials	24.5%
Information technology	17.3%
Consumer discretionary	9.1%
Financials	7.4%
Communication services	3.1%
Real estate	3.1%
Energy	3.0%
Materials	2.2%
Consumer staples	1.2%
Short-term investments	1.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Applied Industrial Technologies, Inc.	3.1%
Fluor Corp.	2.5%
Verra Mobility Corp.	2.3%
PROCEPT BioRobotics Corp.	2.3%
ExlService Holdings, Inc.	2.3%
The AZEK Company, Inc.	2.3%
Cabot Corp.	2.2%
CyberArk Software, Ltd.	1.9%
Viper Energy, Inc.	1.9%
AvePoint, Inc.	1.8%

C000022833 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series II
Trading Symbol	JAGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$139	1.32%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Stock Trust (Series II/JAGQX) returned 11.29% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Industrials and Health care | The industrials and health care sectors contributed most to the fund’s absolute performance.
PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. | Positions in PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. were top contributors at the security level.
TOP PERFORMANCE DETRACTORS
Materials | The materials sector detracted from the fund's absolute performance.
Five9, Inc. and DoubleVerify Holdings, Inc. | Positions in Five9, Inc. and DoubleVerify Holdings, Inc. were the top detractors from the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series II/JAGQX)	11.29%	6.26%	7.55%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 291,314,963
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,882,771
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$291,314,963
Total number of portfolio holdings	112
Total advisory fees paid (net)	$2,882,771
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	3.1%
Fluor Corp.	2.5%
Verra Mobility Corp.	2.3%
PROCEPT BioRobotics Corp.	2.3%
ExlService Holdings, Inc.	2.3%
The AZEK Company, Inc.	2.3%
Cabot Corp.	2.2%
CyberArk Software, Ltd.	1.9%
Viper Energy, Inc.	1.9%
AvePoint, Inc.	1.8%

Sector Composition
Health care	27.3%
Industrials	24.5%
Information technology	17.3%
Consumer discretionary	9.1%
Financials	7.4%
Communication services	3.1%
Real estate	3.1%
Energy	3.0%
Materials	2.2%
Consumer staples	1.2%
Short-term investments	1.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Applied Industrial Technologies, Inc.	3.1%
Fluor Corp.	2.5%
Verra Mobility Corp.	2.3%
PROCEPT BioRobotics Corp.	2.3%
ExlService Holdings, Inc.	2.3%
The AZEK Company, Inc.	2.3%
Cabot Corp.	2.2%
CyberArk Software, Ltd.	1.9%
Viper Energy, Inc.	1.9%
AvePoint, Inc.	1.8%

C000022622 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series II
Trading Symbol	JAEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Index Trust (Series II/JAEZX) returned 13.13% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Leading sectors | Allocations to financials, industrials and information technology garnered leading performance returns.
Super Micro Computer, Inc. | A holding in the information technology sector was the single leading position contributing to performance on an absolute basis.
TOP PERFORMANCE DETRACTORS
Materials | The materials sector was the only sector detracting from overall absolute performance.
Specific holdings | Five Below, Inc., Southwestern Energy Company, Flagstar Financial, Inc. and Cleveland-Cliffs, Inc. were positions in the fund detracting from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series II/JAEZX)	13.13%	9.64%	8.98%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,244,045,129
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 4,503,270
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,244,045,129
Total number of portfolio holdings	403
Total advisory fees paid (net)	$4,503,270
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

Sector Composition
Industrials	20.8%
Financials	17.6%
Consumer discretionary	13.9%
Information technology	10.3%
Health care	9.1%
Real estate	6.7%
Materials	6.2%
Energy	4.5%
Consumer staples	4.4%
Utilities	2.5%
Communication services	1.4%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

C000022620 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Mid Cap Index Trust (Series NAV/JAEYX) returned 13.47% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Leading sectors | Allocations to financials, industrials and information technology garnered leading performance returns.
Super Micro Computer, Inc. | A holding in the information technology sector was the single leading position contributing to performance on an absolute basis.
TOP PERFORMANCE DETRACTORS
Materials | The materials sector was the only sector detracting from overall absolute performance.
Specific holdings | Five Below, Inc., Southwestern Energy Company, Flagstar Financial, Inc. and Cleveland-Cliffs, Inc. were positions in the fund detracting from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (North America) Limited, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Index Trust (Series NAV/JAEYX)	13.47%	9.92%	9.26%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,244,045,129
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 4,503,270
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,244,045,129
Total number of portfolio holdings	403
Total advisory fees paid (net)	$4,503,270
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

Sector Composition
Industrials	20.8%
Financials	17.6%
Consumer discretionary	13.9%
Information technology	10.3%
Health care	9.1%
Real estate	6.7%
Materials	6.2%
Energy	4.5%
Consumer staples	4.4%
Utilities	2.5%
Communication services	1.4%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.6%
Pure Storage, Inc., Class A	0.6%
DocuSign, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Companies, Inc.	0.6%
RB Global, Inc.	0.6%

C000022641 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series I
Trading Symbol	JHOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Net Assets	$ 2,246,487,581
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,363,671
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,246,487,581
Total number of portfolio holdings	99
Total advisory fees paid (net)	$5,363,671
Weighted Average Maturity	27 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	46.2%
U.S. Government	36.0%
Repurchase agreement	17.8%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022642 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series II
Trading Symbol	JAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Net Assets	$ 2,246,487,581
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,363,671
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,246,487,581
Total number of portfolio holdings	99
Total advisory fees paid (net)	$5,363,671
Weighted Average Maturity	27 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	46.2%
U.S. Government	36.0%
Repurchase agreement	17.8%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022640 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Trust
Class Name	Series NAV
Trading Symbol	JABXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Net Assets	$ 2,246,487,581
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 5,363,671
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,246,487,581
Total number of portfolio holdings	99
Total advisory fees paid (net)	$5,363,671
Weighted Average Maturity	27 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	46.2%
U.S. Government	36.0%
Repurchase agreement	17.8%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000078286 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series I
Trading Symbol	JAFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Select Bond Trust (Series I/JAFZX) returned 1.83% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to absolute performance with positions in Enbridge, Inc. and The PNC Financial Services Group, Inc. being top contributors.
Other fixed-income allocations | Asset-backed securities, agency mortgage-backed securities, and commercial mortgage-backed securities also contributed to overall absolute performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although high yield corporate and foreign government and agency holdings generated positive returns, these asset categories contributed the least to performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series I/JAFZX)	1.83%	(0.02)%	1.50%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,868,167,518
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 32,315,647
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,868,167,518
Total number of portfolio holdings	769
Total advisory fees paid (net)	$32,315,647
Portfolio turnover rate	114%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.8%
Corporate bonds	31.2%
U.S. Government	17.4%
Asset-backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022567 [Member]
Shareholder Report [Line Items]
Fund Name	Investment Quality Bond Trust
Class Name	Series NAV
Trading Symbol	JAJNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Investment Quality Bond Trust (Series NAV/JAJNX) returned 2.05% for the year ended December 31, 2024. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance. Global sovereign yields rose, and yield curves steepened across most regions outside of Asia by the end of the period. Geopolitical tensions rose in Europe and the Middle East, amplified further by uncertainty following the Republican sweep in the US elections and President-elect Donald Trump’s economic plans.
TOP PERFORMANCE CONTRIBUTORS
Structured Finance Sectors | Allocations to non-agency residential mortgage-backed securities (RMBS), collateralized loan obligations (CLOs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) helped results as spreads tightened.
Investment grade bonds | Investment grade credit contributed to fund performance. Holdings in high yield bonds also contributed but to a lesser extent.
TOP PERFORMANCE DETRACTORS
Agency mortgage-backed securities (MBS) | Holdings in agency MBS detracted from the fund's performance.
U.S. Government | Holdings in U.S. Government securities hurt fund performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Investment Quality Bond Trust (Series NAV/JAJNX)	2.05%	0.02%	1.66%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 217,069,716
Holdings Count | Holding	849
Advisory Fees Paid, Amount	$ 1,280,266
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$217,069,716
Total number of portfolio holdings	849
Total advisory fees paid (net)	$1,280,266
Portfolio turnover rate	44%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government	28.8%
U.S. Government Agency	25.9%
Corporate bonds	20.5%
Asset-backed securities	7.8%
Collateralized mortgage obligations – Commercial and residential	7.7%
Collateralized mortgage obligations – U.S. Government Agency	3.0%
Foreign government obligations	2.8%
Municipal bonds	1.2%
Short-term investments	2.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000047744 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series I
Trading Symbol	JAHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Asset Allocation Trust (Series I/JAHZX) returned 16.02% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns for the fund, with information technology, financials and communication services companies particularly additive to results.
Other strong performers | Consumer discretionary, consumer staples and materials shares were also positive, though below the fund's overall return attributable to its equity portfolio.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the real estate and energy sectors saw negative returns during the period detracting from the fund's performance.
Fixed income holdings | The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series I/JAHZX)	16.02%	7.93%	7.93%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,189,184,726
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,189,184,726
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.3%
Corporate bonds	10.3%
Collateralized mortgage obligations	10.2%
U.S. Government and agency obligations	7.0%
Asset-backed securities	2.5%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047745 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series II
Trading Symbol	JAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Asset Allocation Trust (Series II/JAIFX) returned 15.92% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns for the fund, with information technology, financials and communication services companies particularly additive to results.
Other strong performers | Consumer discretionary, consumer staples and materials shares were also positive, though below the fund's overall return attributable to its equity portfolio.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the real estate and energy sectors saw negative returns during the period detracting from the fund's performance.
Fixed income holdings | The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series II/JAIFX)	15.92%	7.83%	7.82%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,189,184,726
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,189,184,726
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.3%
Corporate bonds	10.3%
Collateralized mortgage obligations	10.2%
U.S. Government and agency obligations	7.0%
Asset-backed securities	2.5%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047746 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series III
Trading Symbol	JAIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Asset Allocation Trust (Series III/JAIDX) returned 16.50% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in most equity sectors produced positive returns for the fund, with information technology, financials and communication services companies particularly additive to results.
Other strong performers | Consumer discretionary, consumer staples and materials shares were also positive, though below the fund's overall return attributable to its equity portfolio.
TOP PERFORMANCE DETRACTORS
Weakest sectors | Holdings in the real estate and energy sectors saw negative returns during the period detracting from the fund's performance.
Fixed income holdings | The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Asset Allocation Trust (Series III/JAIDX)	16.50%	8.31%	8.30%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,189,184,726
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,189,184,726
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	67.3%
Corporate bonds	10.3%
Collateralized mortgage obligations	10.2%
U.S. Government and agency obligations	7.0%
Asset-backed securities	2.5%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	2.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000063027 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series I
Trading Symbol	JAFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series I/JAFPX) returned 12.33% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sectors contributed to performance by posting positive returns for the period driven by NVIDIA Corp.
Communication services | The communication services sector contributed to performance during the period in absolute terms driven by Meta Platforms, Inc. and Alphabet Inc.
Financials | The financials sector also contributed to performance during the period in absolute terms driven by KKR & Company, Inc.
TOP PERFORMANCE DETRACTORS
Real estate | The real estate sector detracted during the period in absolute terms driven by SBA Communications Corp.
Consumer staples | The consumer staples sector detracted during the period in absolute terms driven by Keurig Dr. Pepper, Inc.
Health care | The health care sector posted negative absolute returns for the period, driven by Cigna Group and Humana, Inc.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series I/JAFPX)	12.33%	10.17%	10.25%
S&P 500 Index	25.02%	14.53%	13.10%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 476,346,744
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 3,712,898
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$476,346,744
Total number of portfolio holdings	318
Total advisory fees paid (net)	$3,712,898
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Note, 3.625%, 08/31/2029	4.1%
Amazon.com, Inc.	3.4%
Becton, Dickinson and Company	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Portfolio Composition
Common stocks	60.6%
U.S. Government	14.7%
Corporate bonds	10.5%
Term loans	8.8%
Preferred securities	0.3%
Asset-backed securities	0.1%
Short-term investments and other	5.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Note, 3.625%, 08/31/2029	4.1%
Amazon.com, Inc.	3.4%
Becton, Dickinson and Company	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

C000063028 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series II
Trading Symbol	JAFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series II/JAFQX) returned 12.15% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sectors contributed to performance by posting positive returns for the period driven by NVIDIA Corp.
Communication services | The communication services sector contributed to performance during the period in absolute terms driven by Meta Platforms, Inc. and Alphabet Inc.
Financials | The financials sector also contributed to performance during the period in absolute terms driven by KKR & Company, Inc.
TOP PERFORMANCE DETRACTORS
Real estate | The real estate sector detracted during the period in absolute terms driven by SBA Communications Corp.
Consumer staples | The consumer staples sector detracted during the period in absolute terms driven by Keurig Dr. Pepper, Inc.
Health care | The health care sector posted negative absolute returns for the period, driven by Cigna Group and Humana, Inc.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series II/JAFQX)	12.15%	9.95%	10.04%
S&P 500 Index	25.02%	14.53%	13.10%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 476,346,744
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 3,712,898
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$476,346,744
Total number of portfolio holdings	318
Total advisory fees paid (net)	$3,712,898
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Note, 3.625%, 08/31/2029	4.1%
Amazon.com, Inc.	3.4%
Becton, Dickinson and Company	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Portfolio Composition
Common stocks	60.6%
U.S. Government	14.7%
Corporate bonds	10.5%
Term loans	8.8%
Preferred securities	0.3%
Asset-backed securities	0.1%
Short-term investments and other	5.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Note, 3.625%, 08/31/2029	4.1%
Amazon.com, Inc.	3.4%
Becton, Dickinson and Company	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

C000063026 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series NAV
Trading Symbol	JAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Capital Appreciation Value Trust (Series NAV/JAFRX) returned 12.43% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sectors contributed to performance by posting positive returns for the period driven by NVIDIA Corp.
Communication services | The communication services sector contributed to performance during the period in absolute terms driven by Meta Platforms, Inc. and Alphabet Inc.
Financials | The financials sector also contributed to performance during the period in absolute terms driven by KKR & Company, Inc.
TOP PERFORMANCE DETRACTORS
Real estate | The real estate sector detracted during the period in absolute terms driven by SBA Communications Corp.
Consumer staples | The consumer staples sector detracted during the period in absolute terms driven by Keurig Dr. Pepper, Inc.
Health care | The health care sector posted negative absolute returns for the period, driven by Cigna Group and Humana, Inc.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Capital Appreciation Value Trust (Series NAV/JAFRX)	12.43%	10.22%	10.30%
S&P 500 Index	25.02%	14.53%	13.10%
40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index	15.04%	8.67%	8.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 476,346,744
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 3,712,898
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$476,346,744
Total number of portfolio holdings	318
Total advisory fees paid (net)	$3,712,898
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Note, 3.625%, 08/31/2029	4.1%
Amazon.com, Inc.	3.4%
Becton, Dickinson and Company	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

Portfolio Composition
Common stocks	60.6%
U.S. Government	14.7%
Corporate bonds	10.5%
Term loans	8.8%
Preferred securities	0.3%
Asset-backed securities	0.1%
Short-term investments and other	5.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.125%, 10/31/2029	8.3%
Microsoft Corp.	5.2%
U.S. Treasury Note, 3.625%, 08/31/2029	4.1%
Amazon.com, Inc.	3.4%
Becton, Dickinson and Company	2.8%
NVIDIA Corp.	2.8%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Revvity, Inc.	2.3%

C000022604 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series I
Trading Symbol	JELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series I/JELCX) returned 3.60% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
The fixed-income allocation | Positions in intermediate-term bonds also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Emerging market holding | Although emerging markets equities overall posted a gain, an emerging market position contributed the least to the absolute performance of the fund.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series I/JELCX)	3.60%	(0.08)%	2.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 510,044,854
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 504,091
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$510,044,854
Total number of portfolio holdings	23
Total advisory fees paid (net)	$504,091
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	18.9%
Large blend	9.0%
U.S. large cap	6.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.5%
Intermediate bond	79.5%
Unaffiliated investment companies	0.8%
Equity	0.8%
Short-term investments and other	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022605 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series II
Trading Symbol	JAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series II/JAISX) returned 3.43% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
The fixed-income allocation | Positions in intermediate-term bonds also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Emerging market holding | Although emerging markets equities overall posted a gain, an emerging market position contributed the least to the absolute performance of the fund.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series II/JAISX)	3.43%	(0.28)%	2.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 510,044,854
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 504,091
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$510,044,854
Total number of portfolio holdings	23
Total advisory fees paid (net)	$504,091
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	18.9%
Large blend	9.0%
U.S. large cap	6.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.5%
Intermediate bond	79.5%
Unaffiliated investment companies	0.8%
Equity	0.8%
Short-term investments and other	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022603 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series NAV/JAIUX) returned 3.64% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap equities along with emerging market equities also contributed.
The fixed-income allocation | Positions in intermediate-term bonds also helped results.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no detractors from absolute performance.
Emerging market holding | Although emerging markets equities overall posted a gain, an emerging market position contributed the least to the absolute performance of the fund.
Futures contracts | The fund's use of futures contacts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	3.64%	(0.03)%	2.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 510,044,854
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 504,091
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$510,044,854
Total number of portfolio holdings	23
Total advisory fees paid (net)	$504,091
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	18.9%
Large blend	9.0%
U.S. large cap	6.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.5%
Intermediate bond	79.5%
Unaffiliated investment companies	0.8%
Equity	0.8%
Short-term investments and other	0.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047759 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series I
Trading Symbol	JAJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$106	1.07%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX) declined 2.48% for the year ended December 31, 2024. Emerging markets lagged developed markets for the year. China’s stock market malaise persisted in the first half of the year, but enjoyed a rally in September as the Chinese government announced a wide-ranging economic stimulus package with a goal of stabilizing the economy and restoring investor confidence. The year was also notable for the underperformance of markets in Latin America, which was affected by U.S. dollar strength. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund benefitted favorably from its allocation to the financials sector which performed well during the period. The fund’s performance in this sector was supported by its position in Kasikornbank PCL NVDR, which was purchased later in the year.
Information technology | The fund benefited from Taiwan Semiconductor Manufacturing Company, Ltd. which had strong performance early in the year.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s notable allocation to the materials sector which underperformed was the primary detractor from absolute performance during the period. A number of positions in this sector, including Hubei Xingfa Chemicals Group Co., Ltd. and Shandong Sunpaper Co., Ltd. were among the securities with the lowest returns on an absolute basis.
Industrials | Positions in industrials in the latter part of the year posted negative returns and detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice. Effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	(2.48)%	2.70%	3.33%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 30, 2024
Net Assets	$ 218,452,810
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 1,751,984
Investment Company Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$218,452,810
Total number of portfolio holdings	178
Total advisory fees paid (net)	$1,751,984
Portfolio turnover rate	264%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.3%
DBS Group Holdings, Ltd.	2.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.5%
Erste Group Bank AG	2.2%
Oversea-Chinese Banking Corp., Ltd.	2.1%
Al Rajhi Bank	2.1%
Geely Automobile Holdings, Ltd.	1.9%
America Movil SAB de CV	1.8%
Eva Airways Corp.	1.8%

Sector Composition
Financials	19.7%
Industrials	16.5%
Information technology	11.6%
Communication services	9.9%
Consumer discretionary	9.9%
Consumer staples	9.4%
Materials	8.0%
Health care	5.4%
Real estate	1.1%
Utilities	0.5%
Short-term investments and other	8.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NAVER Corp.	3.3%
DBS Group Holdings, Ltd.	2.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.5%
Erste Group Bank AG	2.2%
Oversea-Chinese Banking Corp., Ltd.	2.1%
Al Rajhi Bank	2.1%
Geely Automobile Holdings, Ltd.	1.9%
America Movil SAB de CV	1.8%
Eva Airways Corp.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. (Boston Partners) as the fund's subadvisor. Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy. Specifically, that the fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.
Additionally, effective May 30, 2024, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Exchange-traded funds (ETFs) risk; High portfolio turnover risk; Illiquid and restricted securities risk; Initial public offerings (IPOs) risk; Lower-rated and high-yield fixed-income securities risk; Master limited partnership (MLP) risk; Preferred and convertible securities risk; Real estate investment trust (REIT) risk and Warrants risk.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Name [Text Block]	Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy.
Material Fund Change Expenses [Text Block]
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.

Material Fund Change Strategies [Text Block]	Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy.
Material Fund Change Risks Change [Text Block]
Additionally, effective May 30, 2024, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Exchange-traded funds (ETFs) risk; High portfolio turnover risk; Illiquid and restricted securities risk; Initial public offerings (IPOs) risk; Lower-rated and high-yield fixed-income securities risk; Master limited partnership (MLP) risk; Preferred and convertible securities risk; Real estate investment trust (REIT) risk and Warrants risk.

Material Fund Change Adviser [Text Block]	At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. (Boston Partners) as the fund's subadvisor.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000047760 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series II
Trading Symbol	JEMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$125	1.27%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX) declined 2.65% for the year ended December 31, 2024. Emerging markets lagged developed markets for the year. China’s stock market malaise persisted in the first half of the year, but enjoyed a rally in September as the Chinese government announced a wide-ranging economic stimulus package with a goal of stabilizing the economy and restoring investor confidence. The year was also notable for the underperformance of markets in Latin America, which was affected by U.S. dollar strength. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund benefitted favorably from its allocation to the financials sector which performed well during the period. The fund’s performance in this sector was supported by its position in Kasikornbank PCL NVDR, which was purchased later in the year.
Information technology | The fund benefited from Taiwan Semiconductor Manufacturing Company, Ltd. which had strong performance early in the year.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s notable allocation to the materials sector which underperformed was the primary detractor from absolute performance during the period. A number of positions in this sector, including Hubei Xingfa Chemicals Group Co., Ltd. and Shandong Sunpaper Co., Ltd. were among the securities with the lowest returns on an absolute basis.
Industrials | Positions in industrials in the latter part of the year posted negative returns and detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	(2.65)%	2.50%	3.13%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 30, 2024
Net Assets	$ 218,452,810
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 1,751,984
Investment Company Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$218,452,810
Total number of portfolio holdings	178
Total advisory fees paid (net)	$1,751,984
Portfolio turnover rate	264%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.3%
DBS Group Holdings, Ltd.	2.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.5%
Erste Group Bank AG	2.2%
Oversea-Chinese Banking Corp., Ltd.	2.1%
Al Rajhi Bank	2.1%
Geely Automobile Holdings, Ltd.	1.9%
America Movil SAB de CV	1.8%
Eva Airways Corp.	1.8%

Sector Composition
Financials	19.7%
Industrials	16.5%
Information technology	11.6%
Communication services	9.9%
Consumer discretionary	9.9%
Consumer staples	9.4%
Materials	8.0%
Health care	5.4%
Real estate	1.1%
Utilities	0.5%
Short-term investments and other	8.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NAVER Corp.	3.3%
DBS Group Holdings, Ltd.	2.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.5%
Erste Group Bank AG	2.2%
Oversea-Chinese Banking Corp., Ltd.	2.1%
Al Rajhi Bank	2.1%
Geely Automobile Holdings, Ltd.	1.9%
America Movil SAB de CV	1.8%
Eva Airways Corp.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. (Boston Partners) as the fund's subadvisor. Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy. Specifically, that the fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.
Additionally, effective May 30, 2024, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Exchange-traded funds (ETFs) risk; High portfolio turnover risk; Illiquid and restricted securities risk; Initial public offerings (IPOs) risk; Lower-rated and high-yield fixed-income securities risk; Master limited partnership (MLP) risk; Preferred and convertible securities risk; Real estate investment trust (REIT) risk and Warrants risk.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Name [Text Block]	Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy.
Material Fund Change Expenses [Text Block]
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.

Material Fund Change Strategies [Text Block]	Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy.
Material Fund Change Risks Change [Text Block]
Additionally, effective May 30, 2024, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Exchange-traded funds (ETFs) risk; High portfolio turnover risk; Illiquid and restricted securities risk; Initial public offerings (IPOs) risk; Lower-rated and high-yield fixed-income securities risk; Master limited partnership (MLP) risk; Preferred and convertible securities risk; Real estate investment trust (REIT) risk and Warrants risk.

Material Fund Change Adviser [Text Block]	At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. (Boston Partners) as the fund's subadvisor.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000047761 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series NAV
Trading Symbol	JHVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$101	1.02%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX) declined 2.44% for the year ended December 31, 2024. Emerging markets lagged developed markets for the year. China’s stock market malaise persisted in the first half of the year, but enjoyed a rally in September as the Chinese government announced a wide-ranging economic stimulus package with a goal of stabilizing the economy and restoring investor confidence. The year was also notable for the underperformance of markets in Latin America, which was affected by U.S. dollar strength. Effective May 30, 2024, Boston Partners Global Investors, Inc. became the fund’s subadvisor replacing Dimensional Fund Advisors LP.
TOP PERFORMANCE CONTRIBUTORS
Financials | The fund benefitted favorably from its allocation to the financials sector which performed well during the period. The fund’s performance in this sector was supported by its position in Kasikornbank PCL NVDR, which was purchased later in the year.
Information technology | The fund benefited from Taiwan Semiconductor Manufacturing Company, Ltd. which had strong performance early in the year.
TOP PERFORMANCE DETRACTORS
Materials | The fund’s notable allocation to the materials sector which underperformed was the primary detractor from absolute performance during the period. A number of positions in this sector, including Hubei Xingfa Chemicals Group Co., Ltd. and Shandong Sunpaper Co., Ltd. were among the securities with the lowest returns on an absolute basis.
Industrials | Positions in industrials in the latter part of the year posted negative returns and detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	(2.44)%	2.75%	3.38%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 30, 2024
Net Assets	$ 218,452,810
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 1,751,984
Investment Company Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$218,452,810
Total number of portfolio holdings	178
Total advisory fees paid (net)	$1,751,984
Portfolio turnover rate	264%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.3%
DBS Group Holdings, Ltd.	2.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.5%
Erste Group Bank AG	2.2%
Oversea-Chinese Banking Corp., Ltd.	2.1%
Al Rajhi Bank	2.1%
Geely Automobile Holdings, Ltd.	1.9%
America Movil SAB de CV	1.8%
Eva Airways Corp.	1.8%

Sector Composition
Financials	19.7%
Industrials	16.5%
Information technology	11.6%
Communication services	9.9%
Consumer discretionary	9.9%
Consumer staples	9.4%
Materials	8.0%
Health care	5.4%
Real estate	1.1%
Utilities	0.5%
Short-term investments and other	8.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NAVER Corp.	3.3%
DBS Group Holdings, Ltd.	2.8%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.5%
Erste Group Bank AG	2.2%
Oversea-Chinese Banking Corp., Ltd.	2.1%
Al Rajhi Bank	2.1%
Geely Automobile Holdings, Ltd.	1.9%
America Movil SAB de CV	1.8%
Eva Airways Corp.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. (Boston Partners) as the fund's subadvisor. Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy. Specifically, that the fund will pursue its objective through a value oriented, research-driven strategy of investing in equity securities and financial instruments with equity like characteristics designed to provide exposure to emerging markets.
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.
Additionally, effective May 30, 2024, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Exchange-traded funds (ETFs) risk; High portfolio turnover risk; Illiquid and restricted securities risk; Initial public offerings (IPOs) risk; Lower-rated and high-yield fixed-income securities risk; Master limited partnership (MLP) risk; Preferred and convertible securities risk; Real estate investment trust (REIT) risk and Warrants risk.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Name [Text Block]	Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy.
Material Fund Change Expenses [Text Block]
At the same meeting, the Board approved a change in the fund’s management fee schedule effective May 30, 2024 whereby the annual rate is as follows: a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets.

Material Fund Change Strategies [Text Block]	Also effective May 30, 2024, the name of the fund was changed from Emerging Markets Value Trust to Disciplined Value Emerging Markets Equity Trust and the principal investment strategies of the fund were changed to reflect Boston Partners' investment strategy.
Material Fund Change Risks Change [Text Block]
Additionally, effective May 30, 2024, the following risks were added to the fund’s “Principal risks” in the “Fund summary” section of the Prospectus for the fund: Exchange-traded funds (ETFs) risk; High portfolio turnover risk; Illiquid and restricted securities risk; Initial public offerings (IPOs) risk; Lower-rated and high-yield fixed-income securities risk; Master limited partnership (MLP) risk; Preferred and convertible securities risk; Real estate investment trust (REIT) risk and Warrants risk.

Material Fund Change Adviser [Text Block]	At a meeting held on March 25-28, 2024, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that effective May 30, 2024, Dimensional Fund Advisors LP was replaced by Boston Partners Global Investors, Inc. (Boston Partners) as the fund's subadvisor.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022708 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series I
Trading Symbol	JADLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series I/JADLX) returned 8.58% for the year ended December 31, 2024. The U.S. market had positive performance for the one-year period, outperforming both developed foreign and emerging markets. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the strongest performing sector. The portfolio's greater emphasis in this sector led to it aiding the fund's absolute performance.
Heath care | The health care sector helped the portfolio's performance driven by Insmed Incorporated.
Information Technology | Information Technology sector helped performance. Specific holdings such as CyberArk Software Ltd. and Intapp, Inc. were notable contributors.
TOP PERFORMANCE DETRACTORS
Materials | At the sector level, materials was the weakest performing sector and detracted from performance.
Industrials | While the industrials sector contributed overall, specific holdings such as Atkore Inc. and Paycor HCM, Inc. within the industrials sector hurt performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP and GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series I/JADLX)	8.58%	10.68%	8.50%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 169,874,759
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 1,231,995
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,874,759
Total number of portfolio holdings	1,171
Total advisory fees paid (net)	$1,231,995
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	1.0%
Intapp, Inc.	1.0%
Permian Resources Corp.	0.8%
Lithia Motors, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
SPX Technologies, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Matador Resources Company	0.6%

Sector Composition
Financials	23.3%
Industrials	17.4%
Consumer discretionary	13.6%
Health care	12.6%
Information technology	10.9%
Energy	7.8%
Materials	5.5%
Consumer staples	4.1%
Communication services	2.5%
Real estate	1.6%
Utilities	0.2%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	1.0%
Intapp, Inc.	1.0%
Permian Resources Corp.	0.8%
Lithia Motors, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
SPX Technologies, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Matador Resources Company	0.6%

C000022709 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series II
Trading Symbol	JADPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series II/JADPX) returned 8.37% for the year ended December 31, 2024. The U.S. market had positive performance for the one-year period, outperforming both developed foreign and emerging markets. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the strongest performing sector. The portfolio's greater emphasis in this sector led to it aiding the fund's absolute performance.
Heath care | The health care sector helped the portfolio's performance driven by Insmed Incorporated.
Information Technology | Information Technology sector helped performance. Specific holdings such as CyberArk Software Ltd. and Intapp, Inc. were notable contributors.
TOP PERFORMANCE DETRACTORS
Materials | At the sector level, materials was the weakest performing sector and detracted from performance.
Industrials | While the industrials sector contributed overall, specific holdings such as Atkore Inc. and Paycor HCM, Inc. within the industrials sector hurt performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP and GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series II/JADPX)	8.37%	10.46%	8.28%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 169,874,759
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 1,231,995
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,874,759
Total number of portfolio holdings	1,171
Total advisory fees paid (net)	$1,231,995
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	1.0%
Intapp, Inc.	1.0%
Permian Resources Corp.	0.8%
Lithia Motors, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
SPX Technologies, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Matador Resources Company	0.6%

Sector Composition
Financials	23.3%
Industrials	17.4%
Consumer discretionary	13.6%
Health care	12.6%
Information technology	10.9%
Energy	7.8%
Materials	5.5%
Consumer staples	4.1%
Communication services	2.5%
Real estate	1.6%
Utilities	0.2%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	1.0%
Intapp, Inc.	1.0%
Permian Resources Corp.	0.8%
Lithia Motors, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
SPX Technologies, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Matador Resources Company	0.6%

C000022707 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series NAV
Trading Symbol	JADMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Opportunities Trust (Series NAV/JADMX) returned 8.64% for the year ended December 31, 2024. The U.S. market had positive performance for the one-year period, outperforming both developed foreign and emerging markets. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector was the strongest performing sector. The portfolio's greater emphasis in this sector led to it aiding the fund's absolute performance.
Heath care | The health care sector helped the portfolio's performance driven by Insmed Incorporated.
Information Technology | Information Technology sector helped performance. Specific holdings such as CyberArk Software Ltd. and Intapp, Inc. were notable contributors.
TOP PERFORMANCE DETRACTORS
Materials | At the sector level, materials was the weakest performing sector and detracted from performance.
Industrials | While the industrials sector contributed overall, specific holdings such as Atkore Inc. and Paycor HCM, Inc. within the industrials sector hurt performance.
The views expressed in this report are exclusively those of the portfolio management team at Dimensional Fund Advisors LP and GW&K Investment Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Opportunities Trust (Series NAV/JADMX)	8.64%	10.73%	8.55%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 169,874,759
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 1,231,995
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,874,759
Total number of portfolio holdings	1,171
Total advisory fees paid (net)	$1,231,995
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	1.0%
Intapp, Inc.	1.0%
Permian Resources Corp.	0.8%
Lithia Motors, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
SPX Technologies, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Matador Resources Company	0.6%

Sector Composition
Financials	23.3%
Industrials	17.4%
Consumer discretionary	13.6%
Health care	12.6%
Information technology	10.9%
Energy	7.8%
Materials	5.5%
Consumer staples	4.1%
Communication services	2.5%
Real estate	1.6%
Utilities	0.2%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd.	1.0%
Intapp, Inc.	1.0%
Permian Resources Corp.	0.8%
Lithia Motors, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
SPX Technologies, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
PJT Partners, Inc., Class A	0.7%
Matador Resources Company	0.6%

C000022740 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series I
Trading Symbol	JESNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series I/JESNX) returned 3.10% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance with positions in American International Group, Inc., Enbridge, Inc., and U.S. Bancorp.
Other fixed-income allocations | Convertible securities and high yield corporate bonds were also notable contributors to absolute performance. Positions that did well in convertible securities included NextEra Energy, Inc., The Boeing Company and Burlington Stores, Inc. Currency forwards were used primarily to hedge the currency risk in foreign denominated bonds and lessened the impact of losses on foreign bonds.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although foreign government and agency positions generated positive returns, these asset categories contributed the least to the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series I/JESNX)	3.10%	1.76%	2.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 427,947,241
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 2,626,697
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$427,947,241
Total number of portfolio holdings	559
Total advisory fees paid (net)	$2,626,697
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.1%
Foreign government obligations	22.4%
U.S. Government Agency	6.8%
Term loans	5.5%
U.S. Government	4.6%
Municipal bonds	3.0%
Collateralized mortgage obligations – Commercial and residential	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Convertible bonds	2.7%
Asset-backed securities	1.6%
Preferred securities	1.5%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022741 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series II
Trading Symbol	JESPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$99	0.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series II/JESPX) returned 2.91% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance with positions in American International Group, Inc., Enbridge, Inc., and U.S. Bancorp.
Other fixed-income allocations | Convertible securities and high yield corporate bonds were also notable contributors to absolute performance. Positions that did well in convertible securities included NextEra Energy, Inc., The Boeing Company and Burlington Stores, Inc. Currency forwards were used primarily to hedge the currency risk in foreign denominated bonds and lessened the impact of losses on foreign bonds.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although foreign government and agency positions generated positive returns, these asset categories contributed the least to the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series II/JESPX)	2.91%	1.55%	2.39%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 427,947,241
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 2,626,697
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$427,947,241
Total number of portfolio holdings	559
Total advisory fees paid (net)	$2,626,697
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.1%
Foreign government obligations	22.4%
U.S. Government Agency	6.8%
Term loans	5.5%
U.S. Government	4.6%
Municipal bonds	3.0%
Collateralized mortgage obligations – Commercial and residential	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Convertible bonds	2.7%
Asset-backed securities	1.6%
Preferred securities	1.5%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000022739 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Trust
Class Name	Series NAV
Trading Symbol	JVRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Income Opportunities Trust (Series NAV/JVRNX) returned 3.16% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance with positions in American International Group, Inc., Enbridge, Inc., and U.S. Bancorp.
Other fixed-income allocations | Convertible securities and high yield corporate bonds were also notable contributors to absolute performance. Positions that did well in convertible securities included NextEra Energy, Inc., The Boeing Company and Burlington Stores, Inc. Currency forwards were used primarily to hedge the currency risk in foreign denominated bonds and lessened the impact of losses on foreign bonds.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although foreign government and agency positions generated positive returns, these asset categories contributed the least to the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Income Opportunities Trust (Series NAV/JVRNX)	3.16%	1.81%	2.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 427,947,241
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 2,626,697
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$427,947,241
Total number of portfolio holdings	559
Total advisory fees paid (net)	$2,626,697
Portfolio turnover rate	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.1%
Foreign government obligations	22.4%
U.S. Government Agency	6.8%
Term loans	5.5%
U.S. Government	4.6%
Municipal bonds	3.0%
Collateralized mortgage obligations – Commercial and residential	2.9%
Collateralized mortgage obligations – U.S. Government Agency	2.8%
Convertible bonds	2.7%
Asset-backed securities	1.6%
Preferred securities	1.5%
Short-term investments and other	4.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000099626 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series I
Trading Symbol	JHGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series I/JHGPX) returned 11.31% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Other exposures in equities | International large-cap equity and mid-cap equity also contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series I/JHGPX)	11.31%	7.20%	7.22%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,062,283,083
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,909,461
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,062,283,083
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,909,461
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.0%
Fixed income	30.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099627 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series II
Trading Symbol	JAIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series II/JAIKX) returned 11.17% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Other exposures in equities | International large-cap equity and mid-cap equity also contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series II/JAIKX)	11.17%	6.99%	7.01%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,062,283,083
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,909,461
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,062,283,083
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,909,461
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.0%
Fixed income	30.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099628 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Growth Portfolio (Series NAV/JAIJX) returned 11.37% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Other exposures in equities | International large-cap equity and mid-cap equity also contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Growth Portfolio (Series NAV/JAIJX)	11.37%	7.26%	7.28%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	12.50%	7.84%	7.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,062,283,083
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,909,461
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,062,283,083
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,909,461
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.0%
Fixed income	30.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022744 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series I
Trading Symbol	JVFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series I/JVFLX) returned 16.98% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in KKR & Company, Inc.
Other top sectors | Industrials and information technology were among other notable sector contributors to the fund's absolute performance.
TOP PERFORMANCE DETRACTORS
Sectors | Health care, real estate and materials were the only sectors with a negative impact on the fund’s absolute performance.
Specific holdings | The largest absolute detractors were holdings in Elevance Health, Inc., Samsung Electronics Company, Ltd., and Crown Castle, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series I/JVFLX)	16.98%	14.10%	10.80%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 821,651,657
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,502,906
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$821,651,657
Total number of portfolio holdings	60
Total advisory fees paid (net)	$5,502,906
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Oracle Corp.	4.0%
Elevance Health, Inc.	3.8%
Walmart, Inc.	3.8%
Nasdaq, Inc.	3.6%
KKR & Company, Inc.	3.4%
Crown Castle, Inc.	3.1%
Comcast Corp., Class A	3.0%
State Street Corp.	2.8%
Hologic, Inc.	2.8%

Sector Composition
Financials	20.4%
Health care	16.3%
Information technology	12.6%
Industrials	12.4%
Consumer staples	8.6%
Consumer discretionary	8.2%
Energy	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Oracle Corp.	4.0%
Elevance Health, Inc.	3.8%
Walmart, Inc.	3.8%
Nasdaq, Inc.	3.6%
KKR & Company, Inc.	3.4%
Crown Castle, Inc.	3.1%
Comcast Corp., Class A	3.0%
State Street Corp.	2.8%
Hologic, Inc.	2.8%

C000022745 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series II
Trading Symbol	JADJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series II/JADJX) returned 16.74% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in KKR & Company, Inc.
Other top sectors | Industrials and information technology were among other notable sector contributors to the fund's absolute performance.
TOP PERFORMANCE DETRACTORS
Sectors | Health care, real estate and materials were the only sectors with a negative impact on the fund’s absolute performance.
Specific holdings | The largest absolute detractors were holdings in Elevance Health, Inc., Samsung Electronics Company, Ltd., and Crown Castle, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series II/JADJX)	16.74%	13.88%	10.58%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 821,651,657
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,502,906
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$821,651,657
Total number of portfolio holdings	60
Total advisory fees paid (net)	$5,502,906
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Oracle Corp.	4.0%
Elevance Health, Inc.	3.8%
Walmart, Inc.	3.8%
Nasdaq, Inc.	3.6%
KKR & Company, Inc.	3.4%
Crown Castle, Inc.	3.1%
Comcast Corp., Class A	3.0%
State Street Corp.	2.8%
Hologic, Inc.	2.8%

Sector Composition
Financials	20.4%
Health care	16.3%
Information technology	12.6%
Industrials	12.4%
Consumer staples	8.6%
Consumer discretionary	8.2%
Energy	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Oracle Corp.	4.0%
Elevance Health, Inc.	3.8%
Walmart, Inc.	3.8%
Nasdaq, Inc.	3.6%
KKR & Company, Inc.	3.4%
Crown Castle, Inc.	3.1%
Comcast Corp., Class A	3.0%
State Street Corp.	2.8%
Hologic, Inc.	2.8%

C000022743 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series NAV
Trading Symbol	JADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Value Trust (Series NAV/JADIX) returned 17.02% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector which contributed positively to results was led by a position in KKR & Company, Inc.
Other top sectors | Industrials and information technology were among other notable sector contributors to the fund's absolute performance.
TOP PERFORMANCE DETRACTORS
Sectors | Health care, real estate and materials were the only sectors with a negative impact on the fund’s absolute performance.
Specific holdings | The largest absolute detractors were holdings in Elevance Health, Inc., Samsung Electronics Company, Ltd., and Crown Castle, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Value Trust (Series NAV/JADIX)	17.02%	14.16%	10.86%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 821,651,657
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 5,502,906
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$821,651,657
Total number of portfolio holdings	60
Total advisory fees paid (net)	$5,502,906
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Oracle Corp.	4.0%
Elevance Health, Inc.	3.8%
Walmart, Inc.	3.8%
Nasdaq, Inc.	3.6%
KKR & Company, Inc.	3.4%
Crown Castle, Inc.	3.1%
Comcast Corp., Class A	3.0%
State Street Corp.	2.8%
Hologic, Inc.	2.8%

Sector Composition
Financials	20.4%
Health care	16.3%
Information technology	12.6%
Industrials	12.4%
Consumer staples	8.6%
Consumer discretionary	8.2%
Energy	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.2%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Oracle Corp.	4.0%
Elevance Health, Inc.	3.8%
Walmart, Inc.	3.8%
Nasdaq, Inc.	3.6%
KKR & Company, Inc.	3.4%
Crown Castle, Inc.	3.1%
Comcast Corp., Class A	3.0%
State Street Corp.	2.8%
Hologic, Inc.	2.8%

C000022820 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series I
Trading Symbol	JESTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$118	0.99%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Science & Technology Trust (Series I/JESTX) returned 37.90% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors and semiconductor equipment | The semiconductors industry contributed to absolute performance driven by NVIDIA Corp.
Software | The internet industry contributed by posting positive absolute returns for the period driven by AppLovin Corp. and a sizable position in Alphabet, Inc.
TOP PERFORMANCE DETRACTORS
Telecom services | The telecom services industry detracted from absolute performance driven by Arm Holdings PLC.
Energy | The energy industry detracted from absolute performance driven by First Solar, Inc. and Enphase Energy, Inc.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series I/JESTX)	37.90%	18.58%	18.04%
S&P 500 Index	25.02%	14.53%	13.10%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Net Assets	$ 1,141,542,557
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 9,347,590
Investment Company Portfolio Turnover	240.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,141,542,557
Total number of portfolio holdings	109
Total advisory fees paid (net)	$9,347,590
Portfolio turnover rate	240%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.4%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	8.9%
Broadcom, Inc.	8.6%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.3%
Salesforce, Inc.	3.2%
ServiceNow, Inc.	2.8%

Sector Composition
Information technology	68.5%
Communication services	22.9%
Consumer discretionary	6.9%
Financials	0.8%
Industrials	0.6%
Utilities	0.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.4%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	8.9%
Broadcom, Inc.	8.6%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.3%
Salesforce, Inc.	3.2%
ServiceNow, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.” Also on the Effective Date, “Non-Diversified Risk” was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Strategies [Text Block]	Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.”
Material Fund Change Risks Change [Text Block]
Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.” Also on the Effective Date, “Non-Diversified Risk” was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022821 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series II
Trading Symbol	JAFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$141	1.19%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Science & Technology Trust (Series II/JAFUX) returned 37.58% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors and semiconductor equipment | The semiconductors industry contributed to absolute performance driven by NVIDIA Corp.
Software | The internet industry contributed by posting positive absolute returns for the period driven by AppLovin Corp. and a sizable position in Alphabet, Inc.
TOP PERFORMANCE DETRACTORS
Telecom services | The telecom services industry detracted from absolute performance driven by Arm Holdings PLC.
Energy | The energy industry detracted from absolute performance driven by First Solar, Inc. and Enphase Energy, Inc.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series II/JAFUX)	37.58%	18.35%	17.80%
S&P 500 Index	25.02%	14.53%	13.10%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Net Assets	$ 1,141,542,557
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 9,347,590
Investment Company Portfolio Turnover	240.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,141,542,557
Total number of portfolio holdings	109
Total advisory fees paid (net)	$9,347,590
Portfolio turnover rate	240%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.4%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	8.9%
Broadcom, Inc.	8.6%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.3%
Salesforce, Inc.	3.2%
ServiceNow, Inc.	2.8%

Sector Composition
Information technology	68.5%
Communication services	22.9%
Consumer discretionary	6.9%
Financials	0.8%
Industrials	0.6%
Utilities	0.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.4%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	8.9%
Broadcom, Inc.	8.6%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.3%
Salesforce, Inc.	3.2%
ServiceNow, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.” Also on the Effective Date, “Non-Diversified Risk” was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Strategies [Text Block]	Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.”
Material Fund Change Risks Change [Text Block]
Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.” Also on the Effective Date, “Non-Diversified Risk” was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000022819 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series NAV
Trading Symbol	JAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$112	0.94%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Science & Technology Trust (Series NAV/JAFSX) returned 37.98% for the year ended December 31, 2024. U.S. stocks advanced in 2024, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors generally welcomed looser monetary policy and U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Semiconductors and semiconductor equipment | The semiconductors industry contributed to absolute performance driven by NVIDIA Corp.
Software | The internet industry contributed by posting positive absolute returns for the period driven by AppLovin Corp. and a sizable position in Alphabet, Inc.
TOP PERFORMANCE DETRACTORS
Telecom services | The telecom services industry detracted from absolute performance driven by Arm Holdings PLC.
Energy | The energy industry detracted from absolute performance driven by First Solar, Inc. and Enphase Energy, Inc.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Science & Technology Trust (Series NAV/JAFSX)	37.98%	18.65%	18.10%
S&P 500 Index	25.02%	14.53%	13.10%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 01, 2024
Net Assets	$ 1,141,542,557
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 9,347,590
Investment Company Portfolio Turnover	240.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,141,542,557
Total number of portfolio holdings	109
Total advisory fees paid (net)	$9,347,590
Portfolio turnover rate	240%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.4%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	8.9%
Broadcom, Inc.	8.6%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.3%
Salesforce, Inc.	3.2%
ServiceNow, Inc.	2.8%

Sector Composition
Information technology	68.5%
Communication services	22.9%
Consumer discretionary	6.9%
Financials	0.8%
Industrials	0.6%
Utilities	0.1%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.4%
Meta Platforms, Inc., Class A	9.4%
Microsoft Corp.	8.9%
Broadcom, Inc.	8.6%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class C	4.3%
Salesforce, Inc.	3.2%
ServiceNow, Inc.	2.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.” Also on the Effective Date, “Non-Diversified Risk” was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Material Fund Change Strategies [Text Block]	Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.”
Material Fund Change Risks Change [Text Block]
Effective October 1, 2024 (the Effective Date), the fund’s diversification status was changed from diversified to non-diversified. Accordingly, on the Effective Date, the following was added to the fund’s “principal investment strategies” in the fund summary section of the fund’s prospectus, “The fund is a non-diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.” Also on the Effective Date, “Non-Diversified Risk” was added to the fund’s “Principal Risks” in the “Fund Summary” section of the Prospectus for the fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at dfinview.com/johnhancock?site=funds or by calling 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.

Updated Prospectus Phone Number	800-344-1029800-732-5543
Updated Prospectus Web Address	dfinview.com/johnhancock?site=funds
C000078287 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series II
Trading Symbol	JHBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Select Bond Trust (Series II/JHBDX) returned 1.56% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to absolute performance with positions in Enbridge, Inc. and The PNC Financial Services Group, Inc. being top contributors.
Other fixed-income allocations | Asset-backed securities, agency mortgage-backed securities, and commercial mortgage-backed securities also contributed to overall absolute performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although high yield corporate and foreign government and agency holdings generated positive returns, these asset categories contributed the least to performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series II/JHBDX)	1.56%	(0.23)%	1.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,868,167,518
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 32,315,647
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,868,167,518
Total number of portfolio holdings	769
Total advisory fees paid (net)	$32,315,647
Portfolio turnover rate	114%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.8%
Corporate bonds	31.2%
U.S. Government	17.4%
Asset-backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000078285 [Member]
Shareholder Report [Line Items]
Fund Name	Select Bond Trust
Class Name	Series NAV
Trading Symbol	JAGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Select Bond Trust (Series NAV/JAGBX) returned 1.88% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to absolute performance with positions in Enbridge, Inc. and The PNC Financial Services Group, Inc. being top contributors.
Other fixed-income allocations | Asset-backed securities, agency mortgage-backed securities, and commercial mortgage-backed securities also contributed to overall absolute performance.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, no asset categories meaningfully detracted from absolute performance.
Minimal contributors | Although high yield corporate and foreign government and agency holdings generated positive returns, these asset categories contributed the least to performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Select Bond Trust (Series NAV/JAGBX)	1.88%	0.03%	1.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,868,167,518
Holdings Count | Holding	769
Advisory Fees Paid, Amount	$ 32,315,647
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,868,167,518
Total number of portfolio holdings	769
Total advisory fees paid (net)	$32,315,647
Portfolio turnover rate	114%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	37.8%
Corporate bonds	31.2%
U.S. Government	17.4%
Asset-backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.7%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.4%
Short-term investments and other	1.0%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000099623 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series I
Trading Symbol	JHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series I/JHCIX) returned 4.43% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series I/JHCIX)	4.43%	2.10%	3.18%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 156,076,980
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,076,980
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.3%
Equity	19.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099624 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series II
Trading Symbol	JAIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series II/JAIRX) returned 4.22% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series II/JAIRX)	4.22%	1.90%	2.97%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 156,076,980
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,076,980
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.3%
Equity	19.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099625 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Conservative Portfolio (Series NAV/JAIQX) returned 4.48% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	4.48%	2.15%	3.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	4.38%	2.06%	3.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 156,076,980
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$156,076,980
Total number of portfolio holdings	3
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.3%
Equity	19.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000111804 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Equity Allocation Trust
Class Name	Series NAV
Trading Symbol	JAFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Strategic Equity Allocation Trust (Series NAV/JAFVX) returned 15.65% for the year ended December 31, 2024. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the U.S. Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. In the final months of the year, equity investors welcomed looser monetary policy and the U.S. election results.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector. NVIDIA Corp. performed well in this sector.
Financials | Favorable performance in the sector was attributable to JPMorgan Chase & Co. and Berkshire Hathaway, Inc.
TOP PERFORMANCE DETRACTORS
Materials | This sector was the largest detractor in the portfolio on an absolute basis.
Other detractors | Energy and real estate sectors also generated negative returns.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Strategic Equity Allocation Trust (Series NAV/JAFVX)	15.65%	10.14%	9.55%
S&P 500 Index	25.02%	14.53%	13.10%
30% MSCI EAFE Index/ 70% Russell 3000 Index	17.58%	11.13%	10.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,982,587,192
Holdings Count | Holding	3,367
Advisory Fees Paid, Amount	$ 35,498,772
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,982,587,192
Total number of portfolio holdings	3,367
Total advisory fees paid (net)	$35,498,772
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	4.1%
NVIDIA Corp.	3.6%
Microsoft Corp.	3.4%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc., Class A	1.4%
Tesla, Inc.	1.2%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.2%
Alphabet, Inc., Class C	1.0%
Berkshire Hathaway, Inc., Class B	0.9%

Sector Composition
Information technology	21.6%
Financials	16.2%
Industrials	12.2%
Consumer discretionary	11.0%
Health care	10.7%
Communication services	6.8%
Consumer staples	5.9%
Materials	3.5%
Energy	3.4%
Utilities	2.6%
Real estate	2.5%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	4.1%
NVIDIA Corp.	3.6%
Microsoft Corp.	3.4%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc., Class A	1.4%
Tesla, Inc.	1.2%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.2%
Alphabet, Inc., Class C	1.0%
Berkshire Hathaway, Inc., Class B	0.9%

C000022831 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series NAV
Trading Symbol	JAGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Stock Trust (Series NAV/JAGPX) returned 11.55% for the year ended December 31, 2024. U.S. equities rose over the twelve-month period, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Industrials and Health care | The industrials and health care sectors contributed most to the fund’s absolute performance.
PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. | Positions in PROCEPT BioRobotics Corp. and Comfort Systems USA, Inc. were top contributors at the security level.
TOP PERFORMANCE DETRACTORS
Materials | The materials sector detracted from the fund's absolute performance.
Five9, Inc. and DoubleVerify Holdings, Inc. | Positions in Five9, Inc. and DoubleVerify Holdings, Inc. were the top detractors from the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Stock Trust (Series NAV/JAGPX)	11.55%	6.53%	7.82%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 291,314,963
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,882,771
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$291,314,963
Total number of portfolio holdings	112
Total advisory fees paid (net)	$2,882,771
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	3.1%
Fluor Corp.	2.5%
Verra Mobility Corp.	2.3%
PROCEPT BioRobotics Corp.	2.3%
ExlService Holdings, Inc.	2.3%
The AZEK Company, Inc.	2.3%
Cabot Corp.	2.2%
CyberArk Software, Ltd.	1.9%
Viper Energy, Inc.	1.9%
AvePoint, Inc.	1.8%

Sector Composition
Health care	27.3%
Industrials	24.5%
Information technology	17.3%
Consumer discretionary	9.1%
Financials	7.4%
Communication services	3.1%
Real estate	3.1%
Energy	3.0%
Materials	2.2%
Consumer staples	1.2%
Short-term investments	1.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Applied Industrial Technologies, Inc.	3.1%
Fluor Corp.	2.5%
Verra Mobility Corp.	2.3%
PROCEPT BioRobotics Corp.	2.3%
ExlService Holdings, Inc.	2.3%
The AZEK Company, Inc.	2.3%
Cabot Corp.	2.2%
CyberArk Software, Ltd.	1.9%
Viper Energy, Inc.	1.9%
AvePoint, Inc.	1.8%

C000047764 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series I
Trading Symbol	JAJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Global Growth Trust (Series I/JAJQX) returned 13.20% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in a majority of equity sectors produced positive contribution, with shares of information technology, financials and communication services companies particularly additive to results.
Country allocation | Geographically, investments based in the U.S., Taiwan and Canada were additive.
Other strong performers | Industrials and consumer discretionary sectors were also positive, although below the fund’s overall return.

TOP PERFORMANCE DETRACTORS
Weakest sectors | On the contrary, holdings in the consumer staples, energy and health care sectors weighed on results during the period.
Country allocation | Investments in South Korea and Denmark posted negative overall returns detracting from the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series I/JAJQX)	13.20%	9.33%	10.32%
MSCI ACWI	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 195,647,983
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$195,647,983
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.5%
Consumer discretionary	14.8%
Industrials	14.2%
Financials	13.2%
Health care	11.9%
Communication services	5.7%
Consumer staples	3.1%
Energy	2.7%
Materials	2.1%
Utilities	0.5%
Real estate	0.5%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047762 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series II
Trading Symbol	JAHWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Global Growth Trust (Series II/JAHWX) returned 13.15% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in a majority of equity sectors produced positive contribution, with shares of information technology, financials and communication services companies particularly additive to results.
Country allocation | Geographically, investments based in the U.S., Taiwan and Canada were additive.
Other strong performers | Industrials and consumer discretionary sectors were also positive, although below the fund’s overall return.

TOP PERFORMANCE DETRACTORS
Weakest sectors | On the contrary, holdings in the consumer staples, energy and health care sectors weighed on results during the period.
Country allocation | Investments in South Korea and Denmark posted negative overall returns detracting from the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series II/JAHWX)	13.15%	9.25%	10.23%
MSCI ACWI	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 195,647,983
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$195,647,983
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.5%
Consumer discretionary	14.8%
Industrials	14.2%
Financials	13.2%
Health care	11.9%
Communication services	5.7%
Consumer staples	3.1%
Energy	2.7%
Materials	2.1%
Utilities	0.5%
Real estate	0.5%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047763 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series III
Trading Symbol	JAHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
American Global Growth Trust (Series III/JAHVX) returned 13.58% for the year ended December 31, 2024. During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
TOP PERFORMANCE CONTRIBUTORS
Strongest sectors | Holdings in a majority of equity sectors produced positive contribution, with shares of information technology, financials and communication services companies particularly additive to results.
Country allocation | Geographically, investments based in the U.S., Taiwan and Canada were additive.
Other strong performers | Industrials and consumer discretionary sectors were also positive, although below the fund’s overall return.

TOP PERFORMANCE DETRACTORS
Weakest sectors | On the contrary, holdings in the consumer staples, energy and health care sectors weighed on results during the period.
Country allocation | Investments in South Korea and Denmark posted negative overall returns detracting from the fund’s performance.
The views expressed in this report are exclusively those of the portfolio management team at Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
American Global Growth Trust (Series III/JAHVX)	13.58%	9.72%	10.71%
MSCI ACWI	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 195,647,983
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$195,647,983
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	27.5%
Consumer discretionary	14.8%
Industrials	14.2%
Financials	13.2%
Health care	11.9%
Communication services	5.7%
Consumer staples	3.1%
Energy	2.7%
Materials	2.1%
Utilities	0.5%
Real estate	0.5%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022812 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series I
Trading Symbol	JADBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Trust (Series I/JADBX) returned 10.71% for the year ended December 31, 2024. United States (US) equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and American Healthcare REIT, Inc. | Positions in Welltower, Inc. and American Healthcare REIT, Inc. contributed the most to the fund’s absolute performance.
Heathcare REITs and Specialized REITs | The healthcare real estate and real estate technology sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Prologis, Inc. and Public Storage | Positions in Prologis, Inc. and Public Storage were the top detractors from the fund’s absolute performance.
Self Storage REITs | The warehouse/logistics and self-storage facilities sectors detracted the most from the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series I/JADBX)	10.71%	4.38%	6.08%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 299,944,918
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,051,286
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,944,918
Total number of portfolio holdings	36
Total advisory fees paid (net)	$2,051,286
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Equinix, Inc.	9.9%
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Public Storage	3.8%
American Homes 4 Rent, Class A	3.6%
Essential Properties Realty Trust, Inc.	3.5%
Digital Realty Trust, Inc.	3.0%

Industry Composition
Specialized REITs	22.9%
Residential REITs	18.1%
Retail REITs	17.4%
Health care REITs	13.2%
Industrial REITs	9.6%
Diversified REITs	6.0%
Office REITs	4.7%
Hotels, restaurants and leisure	3.2%
Hotel and resort REITs	1.3%
Health care providers and services	1.0%
Real estate management and development	0.5%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc.	9.9%
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Public Storage	3.8%
American Homes 4 Rent, Class A	3.6%
Essential Properties Realty Trust, Inc.	3.5%
Digital Realty Trust, Inc.	3.0%

C000022813 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series II
Trading Symbol	JAJLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Trust (Series II/JAJLX) returned 10.49% for the year ended December 31, 2024. United States (US) equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and American Healthcare REIT, Inc. | Positions in Welltower, Inc. and American Healthcare REIT, Inc. contributed the most to the fund’s absolute performance.
Heathcare REITs and Specialized REITs | The healthcare real estate and real estate technology sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Prologis, Inc. and Public Storage | Positions in Prologis, Inc. and Public Storage were the top detractors from the fund’s absolute performance.
Self Storage REITs | The warehouse/logistics and self-storage facilities sectors detracted the most from the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series II/JAJLX)	10.49%	4.18%	5.87%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 299,944,918
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,051,286
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,944,918
Total number of portfolio holdings	36
Total advisory fees paid (net)	$2,051,286
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Equinix, Inc.	9.9%
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Public Storage	3.8%
American Homes 4 Rent, Class A	3.6%
Essential Properties Realty Trust, Inc.	3.5%
Digital Realty Trust, Inc.	3.0%

Industry Composition
Specialized REITs	22.9%
Residential REITs	18.1%
Retail REITs	17.4%
Health care REITs	13.2%
Industrial REITs	9.6%
Diversified REITs	6.0%
Office REITs	4.7%
Hotels, restaurants and leisure	3.2%
Hotel and resort REITs	1.3%
Health care providers and services	1.0%
Real estate management and development	0.5%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc.	9.9%
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Public Storage	3.8%
American Homes 4 Rent, Class A	3.6%
Essential Properties Realty Trust, Inc.	3.5%
Digital Realty Trust, Inc.	3.0%

C000022811 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series NAV
Trading Symbol	JAJMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Trust (Series NAV/JAJMX) returned 10.79% for the year ended December 31, 2024. United States (US) equities rose over the twelve-month period ending December 31, 2024, with the S&P 500 reaching new highs, driven by the performance of a select group of AI-related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. and American Healthcare REIT, Inc. | Positions in Welltower, Inc. and American Healthcare REIT, Inc. contributed the most to the fund’s absolute performance.
Heathcare REITs and Specialized REITs | The healthcare real estate and real estate technology sectors contributed the most to the fund’s absolute performance.
TOP PERFORMANCE DETRACTORS
Prologis, Inc. and Public Storage | Positions in Prologis, Inc. and Public Storage were the top detractors from the fund’s absolute performance.
Self Storage REITs | The warehouse/logistics and self-storage facilities sectors detracted the most from the fund’s absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Trust (Series NAV/JAJMX)	10.79%	4.43%	6.14%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 299,944,918
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,051,286
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$299,944,918
Total number of portfolio holdings	36
Total advisory fees paid (net)	$2,051,286
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Equinix, Inc.	9.9%
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Public Storage	3.8%
American Homes 4 Rent, Class A	3.6%
Essential Properties Realty Trust, Inc.	3.5%
Digital Realty Trust, Inc.	3.0%

Industry Composition
Specialized REITs	22.9%
Residential REITs	18.1%
Retail REITs	17.4%
Health care REITs	13.2%
Industrial REITs	9.6%
Diversified REITs	6.0%
Office REITs	4.7%
Hotels, restaurants and leisure	3.2%
Hotel and resort REITs	1.3%
Health care providers and services	1.0%
Real estate management and development	0.5%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Equinix, Inc.	9.9%
Welltower, Inc.	7.5%
Prologis, Inc.	6.9%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.1%
Simon Property Group, Inc.	4.4%
Public Storage	3.8%
American Homes 4 Rent, Class A	3.6%
Essential Properties Realty Trust, Inc.	3.5%
Digital Realty Trust, Inc.	3.0%

C000090649 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series I
Trading Symbol	JAGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series I/JAGJX) returned 4.97% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | U.S. Treasuries and asset-backed securities also contributed to performance.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no asset categories detracting from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series I/JAGJX)	4.97%	1.92%	1.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA 6 Month U.S. Treasury Bill Index	5.35%	2.57%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 224,551,452
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 1,145,128
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$224,551,452
Total number of portfolio holdings	148
Total advisory fees paid (net)	$1,145,128
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.1%
Asset-backed securities	20.1%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	27.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090650 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series II
Trading Symbol	JAGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series II/JAGEX) returned 4.78% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | U.S. Treasuries and asset-backed securities also contributed to performance.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no asset categories detracting from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series II/JAGEX)	4.78%	1.72%	1.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA 6 Month U.S. Treasury Bill Index	5.35%	2.57%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 224,551,452
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 1,145,128
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$224,551,452
Total number of portfolio holdings	148
Total advisory fees paid (net)	$1,145,128
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.1%
Asset-backed securities	20.1%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	27.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000090651 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Short Term Bond Trust
Class Name	Series NAV
Trading Symbol	JAGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Ultra Short Term Bond Trust (Series NAV/JAGFX) returned 5.01% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Investment grade corporate bonds | Holdings in investment grade corporate bonds contributed the most to performance.
Other fixed-income allocations | U.S. Treasuries and asset-backed securities also contributed to performance.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of broadly positive performance for the world financial markets, there were no asset categories detracting from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Ultra Short Term Bond Trust (Series NAV/JAGFX)	5.01%	1.98%	1.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA 6 Month U.S. Treasury Bill Index	5.35%	2.57%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 224,551,452
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 1,145,128
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$224,551,452
Total number of portfolio holdings	148
Total advisory fees paid (net)	$1,145,128
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	52.1%
Asset-backed securities	20.1%
U.S. Government Agency	0.4%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	27.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073238 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series I
Trading Symbol	JAJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Term Government Income Trust (Series I/JAJPX) returned 2.66% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Yield curve positioning | U.S. agencies were strong contributors and added the most to absolute performance.
Other fixed-income allocations | Commercial mortgage-backed securities and agency mortgage-backed securities also contributed to overall performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
Minimal contributor | Although it generated a positive return, the fund’s small allocation to municipal bonds was the smallest positive contributor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series I/JAJPX)	2.66%	0.34%	0.77%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government 1-5 Year Index	3.32%	1.01%	1.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 159,908,833
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 896,008
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$159,908,833
Total number of portfolio holdings	97
Total advisory fees paid (net)	$896,008
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.2%
U.S. Government Agency	42.0%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073239 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series II
Trading Symbol	JAFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Term Government Income Trust (Series II/JAFWX) returned 2.48% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Yield curve positioning | U.S. agencies were strong contributors and added the most to absolute performance.
Other fixed-income allocations | Commercial mortgage-backed securities and agency mortgage-backed securities also contributed to overall performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
Minimal contributor | Although it generated a positive return, the fund’s small allocation to municipal bonds was the smallest positive contributor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series II/JAFWX)	2.48%	0.13%	0.56%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government 1-5 Year Index	3.32%	1.01%	1.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 159,908,833
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 896,008
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$159,908,833
Total number of portfolio holdings	97
Total advisory fees paid (net)	$896,008
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.2%
U.S. Government Agency	42.0%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000073237 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Government Income Trust
Class Name	Series NAV
Trading Symbol	JAFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Short Term Government Income Trust (Series NAV/JAFYX) returned 2.80% for the year ended December 31, 2024. In mid-September 2024, the U.S. Federal Reserve began the process of normalizing interest rates, delivering its initial cuts to the federal funds target range. Despite these cuts, inflation remained relatively unchanged while economic data outpaced expectations, leaving long-term interest rates higher on the year, especially in the long-dated segments of the bond market. However, spread tightening in corporate and securitized markets as well as overall yields were enough to offset the negative impact of higher long-term rates, resulting in modest positive total returns.
TOP PERFORMANCE CONTRIBUTORS
Yield curve positioning | U.S. agencies were strong contributors and added the most to absolute performance.
Other fixed-income allocations | Commercial mortgage-backed securities and agency mortgage-backed securities also contributed to overall performance.
TOP PERFORMANCE DETRACTORS
U.S. Treasuries | The fund’s portfolio allocation in U.S. Treasury securities detracted from performance on an absolute basis.
Minimal contributor | Although it generated a positive return, the fund’s small allocation to municipal bonds was the smallest positive contributor.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Short Term Government Income Trust (Series NAV/JAFYX)	2.80%	0.39%	0.82%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Government 1-5 Year Index	3.32%	1.01%	1.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 159,908,833
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 896,008
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$159,908,833
Total number of portfolio holdings	97
Total advisory fees paid (net)	$896,008
Portfolio turnover rate	185%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	52.2%
U.S. Government Agency	42.0%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	2.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000099620 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series I
Trading Symbol	JHBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series I/JHBPX) returned 8.52% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series I/JHBPX)	8.52%	5.18%	5.62%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 976,528,669
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 357,422
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$976,528,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$357,422
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	50.4%
Equity	49.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099621 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series II
Trading Symbol	JAILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series II/JAILX) returned 8.37% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series II/JAILX)	8.37%	4.98%	5.41%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 976,528,669
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 357,422
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$976,528,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$357,422
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	50.4%
Equity	49.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099622 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Balanced Portfolio (Series NAV/JAINX) returned 8.67% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Balanced Portfolio (Series NAV/JAINX)	8.67%	5.24%	5.68%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	9.20%	5.57%	6.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 976,528,669
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 357,422
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$976,528,669
Total number of portfolio holdings	3
Total advisory fees paid (net)	$357,422
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	50.4%
Equity	49.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099629 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series I
Trading Symbol	JHMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series I/JHMPX) returned 7.14% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series I/JHMPX)	7.14%	4.14%	4.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 267,366,050
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 58,842
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$267,366,050
Total number of portfolio holdings	3
Total advisory fees paid (net)	$58,842
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099630 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series II/JAIPX) returned 6.91% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series II/JAIPX)	6.91%	3.93%	4.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 267,366,050
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 58,842
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$267,366,050
Total number of portfolio holdings	3
Total advisory fees paid (net)	$58,842
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099631 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Moderate Portfolio (Series NAV/JAIOX) returned 7.19% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks and developed-market international equities recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps were the top contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no allocation detractors from absolute performance.
Small-cap equity allocation | The fund’s exposure to small-cap equities contributed the least to absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	7.19%	4.21%	4.86%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	7.57%	4.41%	5.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 267,366,050
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 58,842
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$267,366,050
Total number of portfolio holdings	3
Total advisory fees paid (net)	$58,842
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.1%
Equity	39.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.